UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager Portfolio

September 30, 2010

1.808793.106

VIPAM-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 35.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.3%
Autoliv, Inc.	11,600	$ 757,828
BorgWarner, Inc. (a)	47,700	2,509,974
Magna International, Inc. Class A (sub. vtg.)	11,100	910,982
		4,178,784
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	87,797	6,157,493
Daimler AG (Germany) (a)	36,884	2,336,364
		8,493,857
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	19,300	3,319,600
Ctrip.com International Ltd. sponsored ADR (a)	127,900	6,107,225
Las Vegas Sands Corp. (a)(d)	91,500	3,188,775
Starwood Hotels & Resorts Worldwide, Inc.	74,800	3,930,740
		16,546,340
Household Durables - 0.5%
Cyrela Brazil Realty SA	155,000	2,184,542
Gafisa SA sponsored ADR	296,000	4,585,040
		6,769,582
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	64,800	10,177,488
Expedia, Inc.	102,600	2,894,346
Priceline.com, Inc. (a)	12,700	4,423,918
		17,495,752
Media - 0.1%
Discovery Communications, Inc. (a)	42,800	1,863,940
Multiline Retail - 1.0%
Dollarama, Inc.	20,500	539,028
Macy's, Inc.	365,600	8,441,704
Nordstrom, Inc.	124,700	4,638,840
		13,619,572
Specialty Retail - 0.6%
Tiffany & Co., Inc.	61,200	2,875,788
Williams-Sonoma, Inc.	152,400	4,831,080
		7,706,868
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	56,200	2,414,352
Deckers Outdoor Corp. (a)	82,200	4,106,712
Fossil, Inc. (a)	59,900	3,222,021
NIKE, Inc. Class B	12,300	985,722
Phillips-Van Heusen Corp.	84,300	5,071,488
		15,800,295
TOTAL CONSUMER DISCRETIONARY		92,474,990

	Shares	Value
CONSUMER STAPLES - 0.5%
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	50,800	$ 3,212,084
Hengan International Group Co. Ltd.	398,500	3,972,674
		7,184,758
ENERGY - 2.0%
Energy Equipment & Services - 0.8%
Dril-Quip, Inc. (a)	30,700	1,906,777
Schlumberger Ltd.	143,213	8,823,353
		10,730,130
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp.	79,500	1,800,675
Concho Resources, Inc. (a)	62,400	4,129,008
Occidental Petroleum Corp.	16,500	1,291,950
Pioneer Natural Resources Co.	65,900	4,285,477
Southwestern Energy Co. (a)	61,800	2,066,592
Whiting Petroleum Corp. (a)	23,900	2,282,689
		15,856,391
TOTAL ENERGY		26,586,521
FINANCIALS - 4.4%
Capital Markets - 0.1%
Morgan Stanley	67,700	1,670,836
Commercial Banks - 1.9%
Huntington Bancshares, Inc.	375,400	2,128,518
Itau Unibanco Banco Multiplo SA ADR	93,300	2,255,994
PNC Financial Services Group, Inc.	70,000	3,633,700
Regions Financial Corp.	510,200	3,709,154
Wells Fargo & Co.	565,100	14,200,963
		25,928,329
Consumer Finance - 0.7%
American Express Co.	206,700	8,687,601
Diversified Financial Services - 1.5%
Apollo Global Management LLC (e)	315,200	2,206,400
Citigroup, Inc. (a)	1,327,600	5,177,640
JPMorgan Chase & Co.	341,000	12,981,870
		20,365,910
Real Estate Investment Trusts - 0.2%
Public Storage	27,700	2,688,008
TOTAL FINANCIALS		59,340,684
HEALTH CARE - 2.9%
Biotechnology - 0.5%
Dendreon Corp. (a)	11,500	473,570
Gilead Sciences, Inc. (a)	64,000	2,279,040
United Therapeutics Corp. (a)	77,200	4,323,972
		7,076,582
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp. (a)	48,800	3,272,040
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Intuitive Surgical, Inc. (a)	9,100	$ 2,582,034
Volcano Corp. (a)	101,900	2,647,362
		8,501,436
Health Care Providers & Services - 1.4%
Emergency Medical Services Corp. Class A (a)	22,100	1,176,825
Express Scripts, Inc. (a)	175,200	8,532,240
HMS Holdings Corp. (a)	33,000	1,945,020
Medco Health Solutions, Inc. (a)	124,800	6,497,088
		18,151,173
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	44,200	1,613,757
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International, Inc.	154,450	3,895,968
TOTAL HEALTH CARE		39,238,916
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	58,000	1,757,980
Goodrich Corp.	42,300	3,118,779
Precision Castparts Corp.	20,700	2,636,145
The Boeing Co.	92,600	6,161,604
		13,674,508
Air Freight & Logistics - 0.1%
Air Lease Corp. Class A (a)(e)	59,100	1,211,550
Airlines - 2.1%
Continental Airlines, Inc. Class B (a)	423,400	10,517,256
Delta Air Lines, Inc. (a)	1,219,225	14,191,779
Southwest Airlines Co.	264,600	3,458,322
		28,167,357
Industrial Conglomerates - 0.8%
General Electric Co.	655,800	10,656,750
Machinery - 2.0%
Caterpillar, Inc.	81,400	6,404,552
Cummins, Inc.	74,600	6,757,268
Kennametal, Inc.	131,300	4,061,109
MAN SE	35,466	3,866,413
PACCAR, Inc.	32,900	1,584,135
Parker Hannifin Corp.	62,900	4,406,774
Sandvik AB	35,500	544,168
		27,624,419

	Shares	Value
Road & Rail - 0.3%
CSX Corp.	43,300	$ 2,395,356
Union Pacific Corp.	30,700	2,511,260
		4,906,616
TOTAL INDUSTRIALS		86,241,200
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	544,600	11,926,740
Juniper Networks, Inc. (a)	133,300	4,045,655
Research In Motion Ltd. (a)	67,300	3,276,837
Riverbed Technology, Inc. (a)	54,200	2,470,436
		21,719,668
Computers & Peripherals - 2.9%
Apple, Inc. (a)	92,600	26,275,251
EMC Corp. (a)	283,100	5,749,761
Isilon Systems, Inc. (a)	58,200	1,296,696
NetApp, Inc. (a)	134,000	6,671,860
		39,993,568
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	81,900	4,109,742
Baidu.com, Inc. sponsored ADR (a)	50,700	5,202,834
eBay, Inc. (a)	202,300	4,936,120
Google, Inc. Class A (a)	23,600	12,408,644
Rackspace Hosting, Inc. (a)	26,300	683,274
Tencent Holdings Ltd.	291,500	6,371,749
		33,712,363
IT Services - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	80,200	5,170,494
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	76,700	2,313,272
ARM Holdings PLC sponsored ADR	155,500	2,917,180
Broadcom Corp. Class A	195,800	6,929,362
Marvell Technology Group Ltd. (a)	387,200	6,779,872
NXP Semiconductors NV	119,300	1,478,127
TriQuint Semiconductor, Inc. (a)	53,400	512,640
Xilinx, Inc.	94,600	2,517,306
		23,447,759
Software - 1.3%
Citrix Systems, Inc. (a)	58,800	4,012,512
Informatica Corp. (a)	204,300	7,847,163
NCsoft Corp.	4,413	917,239
Nintendo Co. Ltd.	1,400	351,159
RealPage, Inc.	37,500	715,500
Solera Holdings, Inc.	33,800	1,492,608
Taleo Corp. Class A (a)	71,000	2,058,290
		17,394,471
TOTAL INFORMATION TECHNOLOGY		141,438,323
Common Stocks - continued
	Shares	Value
MATERIALS - 2.3%
Chemicals - 1.7%
Dow Chemical Co.	322,300	$ 8,850,358
Ferro Corp. (a)	96,900	1,249,041
FMC Corp.	57,200	3,913,052
LyondellBasell Industries NV Class A (a)	156,500	3,740,350
PPG Industries, Inc.	33,600	2,446,080
Rockwood Holdings, Inc. (a)	75,300	2,369,691
		22,568,572
Metals & Mining - 0.6%
Alcoa, Inc.	275,400	3,335,094
Freeport-McMoRan Copper & Gold, Inc.	54,500	4,653,755
		7,988,849
TOTAL MATERIALS		30,557,421
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	68,900	2,831,790
TOTAL COMMON STOCKS (Cost $395,750,012)		485,894,603
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% 11/4/10 (f) (Cost $1,299,848)	$ 1,300,000	1,299,834
Equity Funds - 15.6%
	Shares
Commodity Funds - 1.0%
Fidelity Commodity Strategy Central Fund (g)	1,254,842	13,702,875
International Equity Funds - 14.6%
Fidelity Emerging Markets Equity Central Fund (g)	159,736	32,688,375
Fidelity International Equity Central Fund (g)	2,498,685	165,462,891
TOTAL INTERNATIONAL EQUITY FUNDS		198,151,266
TOTAL EQUITY FUNDS (Cost $223,716,320)		211,854,141
Fixed-Income Funds - 42.6%
	Shares	Value
Fidelity Floating Rate Central Fund (g)	404,350	$ 39,120,818
Fidelity High Income Central Fund 1 (g)	534,061	51,280,492
Fidelity VIP Investment Grade Central Fund (g)	4,407,569	488,446,833
TOTAL FIXED-INCOME FUNDS (Cost $538,508,028)		578,848,143
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.25% (b)	53,174,307	53,174,307
Fidelity Money Market Central Fund, 0.43% (b)	30,264,171	30,264,171
Fidelity Securities Lending Cash Central Fund, 0.26% (c)(b)	2,996,250	2,996,250
TOTAL MONEY MARKET FUNDS (Cost $86,434,728)		86,434,728
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $38,000)	$ 38,000	38,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,245,746,936)	1,364,369,449
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(6,000,834)
NET ASSETS - 100%	$ 1,358,368,615
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
148 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 11,518,840	$ 409,218

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,417,950 or 0.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,299,834.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$38,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 7,144
Barclays Capital, Inc.	6,163
Credit Agricole Securities (USA) Inc.	10,491
Deutsche Bank Securities, Inc.	328
J.P. Morgan Securities, Inc.	8,367
Mizuho Securities USA, Inc.	3,934
Morgan Stanley & Co., Inc.	262
RBC Capital Markets Corp.	1,311
$ 38,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 110,712
Fidelity Commodity Strategy Central Fund	119,378
Fidelity Emerging Markets Equity Central Fund	362,601
Fidelity Floating Central Rate Fund	630,540
Fidelity High Income Central Fund 1	3,355,551
Fidelity International Equity Central Fund	3,011,942
Fidelity Money Market Central Fund	4,693
Fidelity Securities Lending Cash Central Fund	38,045
Fidelity VIP Investment Grade Central Fund	13,675,913
Total	$ 21,309,375
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,116,056	$ 7,101,074	$ 7,053,476	$ 13,702,875	15.9%
Fidelity Emerging Markets Equity Central Fund	29,539,978	-	-	32,688,375	8.3%
Fidelity Floating Rate Central Fund	16,359,922	21,836,280	-	39,120,818	1.4%
Fidelity High Income Central Fund 1	55,262,376	3,355,551	10,014,368	51,280,492	8.5%
Fidelity International Equity Central Fund	162,876,514	3,011,942	-	165,462,891	9.8%
Fidelity VIP Investment Grade Central Fund	504,626,110	14,017,152	60,109,442	488,446,833	12.3%
Total	$ 782,780,956	$ 49,321,999	$ 77,177,286	$ 790,702,284
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 92,474,990	$ 92,474,990	$ -	$ -
Consumer Staples	7,184,758	7,184,758	-	-
Energy	26,586,521	26,586,521	-	-
Financials	59,340,684	57,134,284	2,206,400	-
Health Care	39,238,916	39,238,916	-	-
Industrials	86,241,200	85,029,650	1,211,550	-
Information Technology	141,438,323	141,087,164	351,159	-
Materials	30,557,421	30,557,421	-	-
Telecommunication Services	2,831,790	2,831,790	-	-
U.S. Government and Government Agency Obligations	1,299,834	-	1,299,834	-
Fixed-Income Funds	578,848,143	578,848,143	-	-
Money Market Funds	86,434,728	86,434,728	-	-
Cash Equivalents	38,000	-	38,000	-
Equity Funds	211,854,141	211,854,141	-	-
Total Investments in Securities:	$ 1,364,369,449	$ 1,359,262,506	$ 5,106,943	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 409,218	$ 409,218	$ -	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $1,233,936,718. Net unrealized appreciation aggregated $130,432,731, of which $178,561,605 related to appreciated investment securities and $48,128,874 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

September 30, 2010

1.808789.106

VIPAMG-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.4%
Autoliv, Inc.	2,000	$ 130,660
BorgWarner, Inc. (a)	8,300	436,746
Magna International, Inc. Class A (sub. vtg.)	1,900	155,934
		723,340
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	15,221	1,067,499
Daimler AG (Germany) (a)	6,395	405,082
		1,472,581
Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc. (a)	3,600	619,200
Ctrip.com International Ltd. sponsored ADR (a)	22,200	1,060,050
Las Vegas Sands Corp. (a)(c)	15,900	554,115
Starwood Hotels & Resorts Worldwide, Inc.	13,000	683,150
		2,916,515
Household Durables - 0.7%
Cyrela Brazil Realty SA	26,900	379,124
Gafisa SA sponsored ADR (c)	51,300	794,637
		1,173,761
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	11,300	1,774,778
Expedia, Inc.	17,900	504,959
Priceline.com, Inc. (a)	2,300	801,182
		3,080,919
Media - 0.2%
Discovery Communications, Inc. (a)	7,400	322,270
Multiline Retail - 1.4%
Dollarama, Inc.	3,800	99,917
Macy's, Inc.	63,400	1,463,906
Nordstrom, Inc.	21,600	803,520
		2,367,343
Specialty Retail - 0.8%
Tiffany & Co., Inc.	10,600	498,094
Williams-Sonoma, Inc.	26,400	836,880
		1,334,974
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	9,800	421,008
Deckers Outdoor Corp. (a)	14,300	714,428
Fossil, Inc. (a)	11,000	591,690
NIKE, Inc. Class B	2,100	168,294
Phillips-Van Heusen Corp.	15,600	938,496
		2,833,916
TOTAL CONSUMER DISCRETIONARY		16,225,619

	Shares	Value
CONSUMER STAPLES - 0.7%
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	8,800	$ 556,424
Hengan International Group Co. Ltd.	69,000	687,866
		1,244,290
ENERGY - 2.7%
Energy Equipment & Services - 1.1%
Dril-Quip, Inc. (a)	5,300	329,183
Schlumberger Ltd.	24,814	1,528,791
		1,857,974
Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Energy Corp.	13,800	312,570
Concho Resources, Inc. (a)	10,800	714,636
Occidental Petroleum Corp.	2,900	227,070
Pioneer Natural Resources Co.	11,400	741,342
Southwestern Energy Co. (a)	10,700	357,808
Whiting Petroleum Corp. (a)	4,100	391,591
		2,745,017
TOTAL ENERGY		4,602,991
FINANCIALS - 6.0%
Capital Markets - 0.2%
Morgan Stanley	11,800	291,224
Commercial Banks - 2.6%
Huntington Bancshares, Inc.	65,100	369,117
Itau Unibanco Banco Multiplo SA ADR	16,100	389,298
PNC Financial Services Group, Inc.	12,100	628,111
Regions Financial Corp.	88,500	643,395
Wells Fargo & Co.	98,000	2,462,740
		4,492,661
Consumer Finance - 0.9%
American Express Co.	35,800	1,504,674
Diversified Financial Services - 2.0%
Apollo Global Management LLC (d)	50,700	354,900
Citigroup, Inc. (a)	237,300	925,470
JPMorgan Chase & Co.	59,100	2,249,937
		3,530,307
Real Estate Investment Trusts - 0.3%
Public Storage	4,800	465,792
TOTAL FINANCIALS		10,284,658
HEALTH CARE - 4.0%
Biotechnology - 0.7%
Dendreon Corp. (a)	2,000	82,360
Gilead Sciences, Inc. (a)	11,300	402,393
United Therapeutics Corp. (a)	13,400	750,534
		1,235,287
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp. (a)	8,600	576,630
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Intuitive Surgical, Inc. (a)	1,600	$ 453,984
Volcano Corp. (a)	17,700	459,846
		1,490,460
Health Care Providers & Services - 1.8%
Emergency Medical Services Corp. Class A (a)	4,000	213,000
Express Scripts, Inc. (a)	30,400	1,480,480
HMS Holdings Corp. (a)	5,700	335,958
Medco Health Solutions, Inc. (a)	21,700	1,129,702
		3,159,140
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	7,600	277,479
Pharmaceuticals - 0.4%
Valeant Pharmaceuticals International, Inc.	26,506	668,608
TOTAL HEALTH CARE		6,830,974
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.4%
BE Aerospace, Inc. (a)	10,000	303,100
Goodrich Corp.	7,300	538,229
Precision Castparts Corp.	3,600	458,460
The Boeing Co.	16,000	1,064,640
		2,364,429
Air Freight & Logistics - 0.1%
Air Lease Corp. Class A (a)(d)	10,900	223,450
Airlines - 2.8%
Continental Airlines, Inc. Class B (a)	71,700	1,781,028
Delta Air Lines, Inc. (a)	211,400	2,460,696
Southwest Airlines Co.	45,700	597,299
		4,839,023
Industrial Conglomerates - 1.1%
General Electric Co.	109,300	1,776,125
Machinery - 2.8%
Caterpillar, Inc.	14,100	1,109,388
Cummins, Inc.	12,900	1,168,482
Kennametal, Inc.	22,800	705,204
MAN SE	6,149	670,348
PACCAR, Inc.	5,700	274,455
Parker Hannifin Corp.	10,900	763,654
Sandvik AB	6,400	98,104
		4,789,635

	Shares	Value
Road & Rail - 0.5%
CSX Corp.	7,500	$ 414,900
Union Pacific Corp.	5,300	433,540
		848,440
TOTAL INDUSTRIALS		14,841,102
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	94,500	2,069,550
Juniper Networks, Inc. (a)	23,800	722,330
Research In Motion Ltd. (a)	12,400	603,756
Riverbed Technology, Inc. (a)	9,000	410,220
		3,805,856
Computers & Peripherals - 4.1%
Apple, Inc. (a)	16,100	4,568,372
EMC Corp. (a)	50,500	1,025,655
Isilon Systems, Inc. (a)	10,200	227,256
NetApp, Inc. (a)	23,700	1,180,023
		7,001,306
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (a)	14,600	732,628
Baidu.com, Inc. sponsored ADR (a)	8,800	903,056
eBay, Inc. (a)	35,000	854,000
Google, Inc. Class A (a)	4,100	2,155,739
Rackspace Hosting, Inc. (a)	4,700	122,106
Tencent Holdings Ltd.	50,500	1,103,854
		5,871,383
IT Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	13,900	896,133
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	13,400	404,144
ARM Holdings PLC sponsored ADR	27,500	515,900
Broadcom Corp. Class A	34,000	1,203,260
Marvell Technology Group Ltd. (a)	67,200	1,176,672
NXP Semiconductors NV	20,800	257,712
TriQuint Semiconductor, Inc. (a)	9,400	90,240
Xilinx, Inc.	17,100	455,031
		4,102,959
Software - 1.8%
Citrix Systems, Inc. (a)	10,600	723,344
Informatica Corp. (a)	35,600	1,367,396
NCsoft Corp.	769	159,836
Nintendo Co. Ltd.	200	50,166
RealPage, Inc.	7,100	135,468
Solera Holdings, Inc.	5,800	256,128
Taleo Corp. Class A (a)	12,400	359,476
		3,051,814
TOTAL INFORMATION TECHNOLOGY		24,729,451
Common Stocks - continued
	Shares	Value
MATERIALS - 3.1%
Chemicals - 2.3%
Dow Chemical Co.	55,900	$ 1,535,014
Ferro Corp. (a)	17,400	224,286
FMC Corp.	10,000	684,100
LyondellBasell Industries NV Class A (a)	27,100	647,690
PPG Industries, Inc.	5,800	422,240
Rockwood Holdings, Inc. (a)	13,100	412,257
		3,925,587
Metals & Mining - 0.8%
Alcoa, Inc.	47,800	578,858
Freeport-McMoRan Copper & Gold, Inc.	9,500	811,205
		1,390,063
TOTAL MATERIALS		5,315,650
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	11,900	489,090
TOTAL COMMON STOCKS (Cost $68,936,006)		84,563,825
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.14% 10/14/10 (e) (Cost $499,973)	$ 500,000	499,981
Equity Funds - 19.8%
	Shares
Commodity Funds - 0.9%
Fidelity Commodity Strategy Central Fund (f)	145,225	1,585,861
International Equity Funds - 18.9%
Fidelity Emerging Markets Equity Central Fund (f)	32,359	6,621,946
Fidelity International Equity Central Fund (f)	387,245	25,643,390
TOTAL INTERNATIONAL EQUITY FUNDS		32,265,336
TOTAL EQUITY FUNDS (Cost $38,606,355)		33,851,197
Fixed-Income Funds - 26.8%
	Shares	Value
Fidelity Floating Rate Central Fund (f)	50,582	$ 4,893,792
Fidelity High Income Central Fund 1 (f)	68,237	6,552,091
Fidelity VIP Investment Grade Central Fund (f)	309,505	34,299,398
TOTAL FIXED-INCOME FUNDS (Cost $42,220,521)		45,745,281
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.25% (g)	6,383,802	6,383,802
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(g)	1,344,750	1,344,750
TOTAL MONEY MARKET FUNDS (Cost $7,728,552)		7,728,552
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) #	$ 33,000	33,000
0.25%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) #	143,001	143,000
TOTAL CASH EQUIVALENTS (Cost $176,000)		176,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $158,167,407)		172,564,836
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,716,905)
NET ASSETS - 100%		$ 170,847,931
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
57 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 4,436,310	$ 156,541

The face value of futures purchased as a percentage of net assets is 2.6%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $578,350 or 0.3% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,981.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$33,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 6,204
Barclays Capital, Inc.	5,352
Credit Agricole Securities (USA) Inc.	9,110
Deutsche Bank Securities, Inc.	285
J.P. Morgan Securities, Inc.	7,266
Mizuho Securities USA, Inc.	3,416
Morgan Stanley & Co., Inc.	228
RBC Capital Markets Corp.	1,139
$ 33,000
$143,000 due 10/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 70,439
Banc of America Securities LLC	32,428
Barclays Capital, Inc.	40,133
$ 143,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,903
Fidelity Commodity Strategy Central Fund	13,816
Fidelity Emerging Markets Equity Central Fund	73,455
Fidelity Floating Rate Central Fund	80,793
Fidelity High Income Central Fund 1	414,379
Fidelity International Equity Central Fund	466,790
Fidelity Securities Lending Cash Central Fund	7,634
Fidelity VIP Investment Grade Central Fund	999,445
Total	$ 2,067,215
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,625,759	$ 13,816	$ 1,008,089	$ 1,585,861	1.1%
Fidelity Emerging Markets Equity Central Fund	5,984,150	-	-	6,621,946	1.7%
Fidelity Floating Rate Central Fund	2,194,656	2,583,138	-	4,893,792	0.2%
Fidelity High Income Central Fund 1	6,801,191	414,380	997,672	6,552,091	1.1%
Fidelity International Equity Central Fund	25,242,554	466,790	-	25,643,390	1.5%
Fidelity VIP Investment Grade Central Fund	36,173,232	999,606	5,015,091	34,299,398	0.9%
Total	$ 79,021,542	$ 4,477,730	$ 7,020,852	$ 79,596,478
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,225,619	$ 16,225,619	$ -	$ -
Consumer Staples	1,244,290	1,244,290	-	-
Energy	4,602,991	4,602,991	-	-
Financials	10,284,658	9,929,758	354,900	-
Health Care	6,830,974	6,830,974	-	-
Industrials	14,841,102	14,617,652	223,450	-
Information Technology	24,729,451	24,679,285	50,166	-
Materials	5,315,650	5,315,650	-	-
Telecommunication Services	489,090	489,090	-	-
U.S. Government and Government Agency Obligations	499,981	-	499,981	-
Fixed-Income Funds	45,745,281	45,745,281	-	-
Money Market Funds	7,728,552	7,728,552	-	-
Cash Equivalents	176,000	-	176,000	-
Equity Funds	33,851,197	33,851,197	-	-
Total Investments in Securities:	$ 172,564,836	$ 171,260,339	$ 1,304,497	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 156,541	$ 156,541	$ -	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $158,287,765. Net unrealized appreciation aggregated $14,277,071, of which $24,914,574 related to appreciated investment securities and $10,637,503 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2005 Portfolio

September 30, 2010

1.822342.105

VIPF2005-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
Domestic Equity Funds - 32.0%
VIP Contrafund Portfolio Initial Class	14,182	$ 305,062
VIP Equity-Income Portfolio Initial Class	20,528	355,543
VIP Growth & Income Portfolio Initial Class	31,518	354,898
VIP Growth Portfolio Initial Class	10,845	354,966
VIP Mid Cap Portfolio Initial Class	4,232	127,172
VIP Value Portfolio Initial Class	30,544	305,139
VIP Value Strategies Portfolio Initial Class	15,003	128,126
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,441,133)		1,930,906
International Equity Funds - 10.7%

Developed International Equity Funds - 9.3%
VIP Overseas Portfolio Initial Class	36,266	562,486
Emerging Markets Equity Funds - 1.4%
VIP Emerging Markets Portfolio Initial Class	8,735	81,414
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $762,836)		643,900
Bond Funds - 36.5%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	51,772	$ 302,347
Investment Grade Bond Funds - 31.5%
VIP Investment Grade Bond Portfolio Initial Class	140,067	1,897,904
TOTAL BOND FUNDS (Cost $2,064,061)		2,200,251
Short-Term Funds - 20.8%

VIP Money Market Portfolio Initial Class (Cost $1,254,587)	1,254,587	1,254,587
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,522,617)		6,029,644
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49)
NET ASSETS - 100%		$ 6,029,595
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $6,624,989. Net unrealized depreciation aggregated $595,345, of which $169,944 related to appreciated investment securities and $765,289 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2010 Portfolio

September 30, 2010

1.822344.105

VIPF2010-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Domestic Equity Funds - 36.8%
VIP Contrafund Portfolio Initial Class	390,280	$ 8,394,929
VIP Equity-Income Portfolio Initial Class	565,366	9,792,135
VIP Growth & Income Portfolio Initial Class	868,062	9,774,382
VIP Growth Portfolio Initial Class	298,694	9,776,247
VIP Mid Cap Portfolio Initial Class	116,087	3,488,423
VIP Value Portfolio Initial Class	840,544	8,397,032
VIP Value Strategies Portfolio Initial Class	411,544	3,514,582
TOTAL DOMESTIC EQUITY FUNDS (Cost $63,609,004)		53,137,730
International Equity Funds - 12.8%

Developed International Equity Funds - 11.2%
VIP Overseas Portfolio Initial Class	1,035,728	16,064,134
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Initial Class	249,613	2,326,389
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,096,414)		18,390,523
Bond Funds - 39.9%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	1,238,967	$ 7,235,570
Investment Grade Bond Funds - 34.9%
VIP Investment Grade Bond Portfolio Initial Class	3,717,676	50,374,503
TOTAL BOND FUNDS (Cost $54,135,674)		57,610,073
Short-Term Funds - 10.5%

VIP Money Market Portfolio Initial Class (Cost $15,127,550)	15,127,550	15,127,550
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $153,964,461)	144,265,876
NET OTHER ASSETS (LIABILITIES) - 0.0%	(22,316)
NET ASSETS - 100%	$ 144,243,560
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $154,827,535. Net unrealized depreciation aggregated $10,561,659, of which $6,771,907 related to appreciated investment securities and $17,333,566 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2015 Portfolio

September 30, 2010

1.822346.105

VIPF2015-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.9%
	Shares	Value
Domestic Equity Funds - 37.9%
VIP Contrafund Portfolio Initial Class	252,971	$ 5,441,404
VIP Equity-Income Portfolio Initial Class	366,039	6,339,789
VIP Growth & Income Portfolio Initial Class	562,015	6,328,285
VIP Growth Portfolio Initial Class	193,385	6,329,494
VIP Mid Cap Portfolio Initial Class	75,219	2,260,336
VIP Value Portfolio Initial Class	544,822	5,442,768
VIP Value Strategies Portfolio Initial Class	266,663	2,277,300
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,476,980)		34,419,376
International Equity Funds - 13.1%

Developed International Equity Funds - 11.5%
VIP Overseas Portfolio Initial Class	672,169	10,425,339
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Initial Class	161,141	1,501,831
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,952,955)		11,927,170
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Initial Class	794,366	$ 4,639,099
Investment Grade Bond Funds - 34.6%
VIP Investment Grade Bond Portfolio Initial Class	2,315,929	31,380,836
TOTAL BOND FUNDS (Cost $33,701,225)		36,019,935
Short-Term Funds - 9.3%

VIP Money Market Portfolio Initial Class (Cost $8,490,174)	8,490,174	8,490,174
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $93,621,334)		90,856,655
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,594)
NET ASSETS - 100%		$ 90,846,061
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $94,161,708. Net unrealized depreciation aggregated $3,305,053, of which $6,300,046 related to appreciated investment securities and $9,605,099 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2020 Portfolio

September 30, 2010

1.822349.105

VIPF2020-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.4%
	Shares	Value
Domestic Equity Funds - 45.4%
VIP Contrafund Portfolio Initial Class	1,116,664	$ 24,019,451
VIP Equity-Income Portfolio Initial Class	1,617,173	28,009,435
VIP Growth & Income Portfolio Initial Class	2,483,004	27,958,630
VIP Growth Portfolio Initial Class	854,383	27,963,969
VIP Mid Cap Portfolio Initial Class	332,958	10,005,380
VIP Value Portfolio Initial Class	2,404,952	24,025,469
VIP Value Strategies Portfolio Initial Class	1,180,380	10,080,447
TOTAL DOMESTIC EQUITY FUNDS (Cost $166,928,638)		152,062,781
International Equity Funds - 15.7%

Developed International Equity Funds - 13.7%
VIP Overseas Portfolio Initial Class	2,966,307	46,007,428
Emerging Markets Equity Funds - 2.0%
VIP Emerging Markets Portfolio Initial Class	714,011	6,654,583
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $56,502,600)		52,662,011
Bond Funds - 35.6%
	Shares	Value
High Yield Bond Funds - 6.8%
VIP High Income Portfolio Initial Class	3,885,840	$ 22,693,305
Investment Grade Bond Funds - 28.8%
VIP Investment Grade Bond Portfolio Initial Class	7,121,119	96,491,160
TOTAL BOND FUNDS (Cost $112,378,354)		119,184,465
Short-Term Funds - 3.3%

VIP Money Market Portfolio Initial Class (Cost $11,144,187)	11,144,187	11,144,187
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $346,953,779)	335,053,444
NET OTHER ASSETS (LIABILITIES) - 0.0%	(54,903)
NET ASSETS - 100%	$ 334,998,541
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $349,082,780. Net unrealized depreciation aggregated $14,029,336, of which $23,284,236 related to appreciated investment securities and $37,313,572 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2025 Portfolio

September 30, 2010

1.822350.105

VIPF2025-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 51.8%
VIP Contrafund Portfolio Initial Class	111,460	$ 2,397,494
VIP Equity-Income Portfolio Initial Class	161,514	2,797,417
VIP Growth & Income Portfolio Initial Class	247,987	2,792,338
VIP Growth Portfolio Initial Class	85,331	2,792,872
VIP Mid Cap Portfolio Initial Class	33,255	999,316
VIP Value Portfolio Initial Class	240,050	2,398,095
VIP Value Strategies Portfolio Initial Class	117,895	1,006,820
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,255,173)		15,184,352
International Equity Funds - 17.9%

Developed International Equity Funds - 15.7%
VIP Overseas Portfolio Initial Class	296,499	4,598,702
Emerging Markets Equity Funds - 2.2%
VIP Emerging Markets Portfolio Initial Class	71,131	662,937
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,753,395)		5,261,639
Bond Funds - 30.3%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	378,277	$ 2,209,138
Investment Grade Bond Funds - 22.8%
VIP Investment Grade Bond Portfolio Initial Class	493,044	6,680,745
TOTAL BOND FUNDS (Cost $8,463,386)		8,889,883
Short-Term Funds - 0.0%

VIP Money Market Portfolio Initial Class (Cost $11,763)	11,763	11,763
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $31,482,571)	29,347,637
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,538)
NET ASSETS - 100%	$ 29,345,099
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $31,760,168. Net unrealized depreciation aggregated $2,412,531, of which $1,762,905 related to appreciated investment securities and $4,175,436 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2030 Portfolio

September 30, 2010

1.822347.105

VIPF2030-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.5%
	Shares	Value
Domestic Equity Funds - 55.5%
VIP Contrafund Portfolio Initial Class	354,167	$ 7,618,131
VIP Equity-Income Portfolio Initial Class	513,350	8,891,230
VIP Growth & Income Portfolio Initial Class	788,192	8,875,037
VIP Growth Portfolio Initial Class	271,211	8,876,738
VIP Mid Cap Portfolio Initial Class	105,476	3,169,554
VIP Value Portfolio Initial Class	762,767	7,620,047
VIP Value Strategies Portfolio Initial Class	373,938	3,193,431
TOTAL DOMESTIC EQUITY FUNDS (Cost $55,968,786)		48,244,168
International Equity Funds - 19.2%

Developed International Equity Funds - 16.8%
VIP Overseas Portfolio Initial Class	941,960	14,609,793
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Initial Class	226,821	2,113,970
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,755,888)		16,723,763
Bond Funds - 25.3%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	1,121,144	$ 6,547,480
Investment Grade Bond Funds - 17.8%
VIP Investment Grade Bond Portfolio Initial Class	1,140,342	15,451,630
TOTAL BOND FUNDS (Cost $21,049,564)		21,999,110
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $95,770,348)		86,967,041
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,364)
NET ASSETS - 100%		$ 86,957,677
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $96,837,414. Net unrealized depreciation aggregated $9,870,373, of which $4,761,489 related to appreciated investment securities and $14,631,862 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2035 Portfolio

September 30, 2010

1.903281.101

VF-2035-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.2%
	Shares	Value
Domestic Equity Funds - 61.2%
VIP Contrafund Portfolio Initial Class	1,683	$ 36,199
VIP Equity-Income Portfolio Initial Class	2,437	42,209
VIP Growth & Income Portfolio Initial Class	3,742	42,133
VIP Growth Portfolio Initial Class	1,288	42,141
VIP Mid Cap Portfolio Initial Class	501	15,062
VIP Value Portfolio Initial Class	3,624	36,208
VIP Value Strategies Portfolio Initial Class	1,777	15,175
TOTAL DOMESTIC EQUITY FUNDS (Cost $153,003)		229,127
International Equity Funds - 21.2%

Developed International Equity Funds - 18.5%
VIP Overseas Portfolio Initial Class	4,472	69,357
Emerging Markets Equity Funds - 2.7%
VIP Emerging Markets Portfolio Initial Class	1,074	10,007
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $56,479)		79,364
Bond Funds - 17.6%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	4,826	$ 28,187
Investment Grade Bond Funds - 10.1%
VIP Investment Grade Bond Portfolio Initial Class	2,777	37,630
TOTAL BOND FUNDS (Cost $53,026)		65,817
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $262,508)		374,308
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36)
NET ASSETS - 100%		$ 374,272
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $262,564. Net unrealized appreciation aggregated $111,744, of which $111,747 related to appreciated investment securities and $3 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2040 Portfolio

September 30, 2010

1.903283.101

VF-2040-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Domestic Equity Funds - 62.0%
VIP Contrafund Portfolio Initial Class	1,764	$ 37,947
VIP Equity-Income Portfolio Initial Class	2,555	44,248
VIP Growth & Income Portfolio Initial Class	3,923	44,168
VIP Growth Portfolio Initial Class	1,350	44,177
VIP Mid Cap Portfolio Initial Class	525	15,789
VIP Value Portfolio Initial Class	3,799	37,957
VIP Value Strategies Portfolio Initial Class	1,863	15,907
TOTAL DOMESTIC EQUITY FUNDS (Cost $160,534)		240,193
International Equity Funds - 21.4%

Developed International Equity Funds - 18.7%
VIP Overseas Portfolio Initial Class	4,676	72,518
Emerging Markets Equity Funds - 2.7%
VIP Emerging Markets Portfolio Initial Class	1,128	10,517
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $59,035)		83,035
Bond Funds - 16.6%
	Shares	Value
High Yield Bond Funds - 8.6%
VIP High Income Portfolio Initial Class	5,684	$ 33,193
Investment Grade Bond Funds - 8.0%
VIP Investment Grade Bond Portfolio Initial Class	2,299	31,150
TOTAL BOND FUNDS (Cost $51,488)		64,343
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $271,057)		387,571
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36)
NET ASSETS - 100%		$ 387,535
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $271,094. Net unrealized appreciation aggregated $116,477, of which $116,497 related to appreciated investment securities and $20 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2045 Portfolio

September 30, 2010

1.903285.101

VF-2045-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 63.1%
VIP Contrafund Portfolio Initial Class	1,729	$ 37,197
VIP Equity-Income Portfolio Initial Class	2,505	43,381
VIP Growth & Income Portfolio Initial Class	3,846	43,303
VIP Growth Portfolio Initial Class	1,323	43,311
VIP Mid Cap Portfolio Initial Class	516	15,510
VIP Value Portfolio Initial Class	3,724	37,206
VIP Value Strategies Portfolio Initial Class	1,830	15,627
TOTAL DOMESTIC EQUITY FUNDS (Cost $157,301)		235,535
International Equity Funds - 21.8%

Developed International Equity Funds - 19.1%
VIP Overseas Portfolio Initial Class	4,598	71,320
Emerging Markets Equity Funds - 2.7%
VIP Emerging Markets Portfolio Initial Class	1,104	10,285
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $58,008)		81,605
Bond Funds - 15.1%
	Shares	Value
High Yield Bond Funds - 10.0%
VIP High Income Portfolio Initial Class	6,414	$ 37,457
Investment Grade Bond Funds - 5.1%
VIP Investment Grade Bond Portfolio Initial Class	1,389	18,827
TOTAL BOND FUNDS (Cost $43,964)		56,284
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $259,273)		373,424
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35)
NET ASSETS - 100%		$ 373,389
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $259,331. Net unrealized appreciation aggregated $114,093, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2050 Portfolio

September 30, 2010

1.903287.101

VF-2050-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.0%
	Shares	Value
Domestic Equity Funds - 66.0%
VIP Contrafund Portfolio Initial Class	4,616	$ 99,299
VIP Equity-Income Portfolio Initial Class	6,689	115,849
VIP Growth & Income Portfolio Initial Class	10,270	115,640
VIP Growth Portfolio Initial Class	3,534	115,662
VIP Mid Cap Portfolio Initial Class	1,377	41,383
VIP Value Portfolio Initial Class	9,942	99,324
VIP Value Strategies Portfolio Initial Class	4,882	41,693
TOTAL DOMESTIC EQUITY FUNDS (Cost $528,673)		628,850
International Equity Funds - 23.3%

Developed International Equity Funds - 20.3%
VIP Overseas Portfolio Initial Class	12,482	193,593
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Initial Class	3,002	27,975
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $188,358)		221,568
Bond Funds - 10.7%
	Shares	Value
High Yield Bond Funds - 10.0%
VIP High Income Portfolio Initial Class	16,383	$ 95,678
Investment Grade Bond Funds - 0.7%
VIP Investment Grade Bond Portfolio Initial Class	493	6,686
TOTAL BOND FUNDS (Cost $91,068)		102,364
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $808,099)		952,782
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38)
NET ASSETS - 100%		$ 952,744
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $808,287. Net unrealized appreciation aggregated $144,495, of which $144,502 related to appreciated investment securities and $7 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Income Portfolio

September 30, 2010

1.822341.105

VIPFINC-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.4%
	Shares	Value
Domestic Equity Funds - 15.4%
VIP Contrafund Portfolio Initial Class	21,330	$ 458,813
VIP Equity-Income Portfolio Initial Class	30,898	535,147
VIP Growth & Income Portfolio Initial Class	47,440	534,179
VIP Growth Portfolio Initial Class	16,324	534,281
VIP Mid Cap Portfolio Initial Class	6,389	192,003
VIP Value Portfolio Initial Class	45,939	458,928
VIP Value Strategies Portfolio Initial Class	22,651	193,439
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,496,814)		2,906,790
International Equity Funds - 4.6%

Developed International Equity Funds - 4.0%
VIP Overseas Portfolio Initial Class	49,120	761,847
Emerging Markets Equity Funds - 0.6%
VIP Emerging Markets Portfolio Initial Class	11,864	110,576
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $772,421)		872,423
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	162,456	$ 948,743
Investment Grade Bond Funds - 35.0%
VIP Investment Grade Bond Portfolio Initial Class	489,149	6,627,970
TOTAL BOND FUNDS (Cost $7,064,257)		7,576,713
Short-Term Funds - 40.0%

VIP Money Market Portfolio Initial Class (Cost $7,578,098)	7,578,098	7,578,098
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,911,590)	18,934,024
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,539)
NET ASSETS - 100%	$ 18,932,485
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $19,015,251. Net unrealized depreciation aggregated $81,227, of which $695,026 related to appreciated investment securities and $776,253 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

September 30, 2010

1.822343.105

VIPFLI-I-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.2%
	Shares	Value
Domestic Equity Funds - 32.2%
VIP Contrafund Portfolio Investor Class	23,213	$ 497,464
VIP Equity-Income Portfolio Investor Class	33,601	580,284
VIP Growth & Income Portfolio Investor Class	51,579	579,229
VIP Growth Portfolio Investor Class	17,749	579,162
VIP Mid Cap Portfolio Investor Class	6,916	207,129
VIP Value Portfolio Investor Class	49,909	498,091
VIP Value Strategies Portfolio Investor Class	24,552	208,689
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,024,173)		3,150,048
International Equity Funds - 11.0%

Developed International Equity Funds - 9.6%
VIP Overseas Portfolio Investor Class R	60,556	936,807
Emerging Markets Equity Funds - 1.4%
VIP Emerging Markets Portfolio Investor Class R	14,510	134,940
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,286,672)		1,071,747
Bond Funds - 41.8%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	84,049	$ 489,165
Investment Grade Bond Funds - 36.8%
VIP Investment Grade Bond Portfolio Investor Class	266,201	3,596,379
TOTAL BOND FUNDS (Cost $3,889,236)		4,085,544
Short-Term Funds - 15.0%

VIP Money Market Portfolio Investor Class (Cost $1,468,102)	1,468,102	1,468,102
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,668,183)	9,775,441
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100%	$ 9,775,439
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $10,718,394. Net unrealized depreciation aggregated $942,953, of which $304,509 related to appreciated investment securities and $1,247,462 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

September 30, 2010

1.822345.105

VIPFLI-II-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Domestic Equity Funds - 36.8%
VIP Contrafund Portfolio Investor Class	38,663	$ 828,541
VIP Equity-Income Portfolio Investor Class	55,879	965,023
VIP Growth & Income Portfolio Investor Class	85,776	963,269
VIP Growth Portfolio Investor Class	29,518	963,157
VIP Mid Cap Portfolio Investor Class	11,495	344,288
VIP Value Portfolio Investor Class	83,125	829,585
VIP Value Strategies Portfolio Investor Class	40,809	346,880
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,050,048)		5,240,743
International Equity Funds - 12.8%

Developed International Equity Funds - 11.2%
VIP Overseas Portfolio Investor Class R	102,644	1,587,898
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Investor Class R	24,689	229,611
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,346,803)		1,817,509
Bond Funds - 42.7%
	Shares	Value
High Yield Bond Funds - 5.5%
VIP High Income Portfolio Investor Class	134,483	$ 782,689
Investment Grade Bond Funds - 37.2%
VIP Investment Grade Bond Portfolio Investor Class	392,599	5,304,015
TOTAL BOND FUNDS (Cost $5,787,940)		6,086,704
Short-Term Funds - 7.7%

VIP Money Market Portfolio Investor Class (Cost $1,095,163)	1,095,163	1,095,163
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,279,954)		14,240,119
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 14,240,119
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $16,396,497. Net unrealized depreciation aggregated $2,156,378, of which $431,875 related to appreciated investment securities and $2,588,253 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

September 30, 2010

1.822348.105

VIPFLI-III-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.1%
	Shares	Value
Domestic Equity Funds - 52.1%
VIP Contrafund Portfolio Investor Class	24,765	$ 530,718
VIP Equity-Income Portfolio Investor Class	35,857	619,256
VIP Growth & Income Portfolio Investor Class	55,043	618,130
VIP Growth Portfolio Investor Class	18,941	618,059
VIP Mid Cap Portfolio Investor Class	7,375	220,884
VIP Value Portfolio Investor Class	53,245	531,387
VIP Value Strategies Portfolio Investor Class	26,182	222,547
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,410,690)		3,360,981
International Equity Funds - 18.1%

Developed International Equity Funds - 15.8%
VIP Overseas Portfolio Investor Class R	65,783	1,017,662
Emerging Markets Equity Funds - 2.3%
VIP Emerging Markets Portfolio Investor Class R	15,805	146,985
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,457,121)		1,164,647
Bond Funds - 29.8%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	83,303	$ 484,821
Investment Grade Bond Funds - 22.3%
VIP Investment Grade Bond Portfolio Investor Class	106,565	1,439,687
TOTAL BOND FUNDS (Cost $1,867,546)		1,924,508
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,735,357)	6,450,136
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100%	$ 6,450,135
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $7,777,232. Net unrealized depreciation aggregated $1,327,096, of which $148,467 related to appreciated investment securities and $1,475,563 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 20% Portfolio

September 30, 2010

1.837319.104

VF20-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 22.9%
	Shares	Value
Domestic Equity Funds - 16.2%
Fidelity 130/30 Large Cap Fund	2,952	$ 19,245
Fidelity Air Transportation Portfolio (a)	6,448	252,951
Fidelity Automotive Portfolio	2,779	100,018
Fidelity Banking Portfolio	126,592	2,025,472
Fidelity Biotechnology Portfolio (a)	1,153	78,777
Fidelity Blue Chip Growth Fund	8,964	357,473
Fidelity Brokerage & Investment Management Portfolio	13,843	649,530
Fidelity Chemicals Portfolio	5,653	450,642
Fidelity Communications Equipment Portfolio	27,799	663,563
Fidelity Computers Portfolio (a)	37,237	1,849,538
Fidelity Construction & Housing Portfolio	17,713	544,142
Fidelity Consumer Discretionary Portfolio	151,886	3,291,379
Fidelity Consumer Staples Portfolio	88,356	5,773,184
Fidelity Contrafund	3,242	201,526
Fidelity Defense & Aerospace Portfolio	1,185	79,223
Fidelity Disciplined Equity Fund	2,023	42,115
Fidelity Dividend Growth Fund	77,369	1,921,075
Fidelity Electronics Portfolio	6,797	271,555
Fidelity Energy Portfolio	66,389	2,802,937
Fidelity Energy Service Portfolio	26,739	1,571,690
Fidelity Environmental & Alternative Energy Portfolio	10,725	177,169
Fidelity Equity-Income Fund	658	26,399
Fidelity Equity-Income II Fund	674	11,153
Fidelity Financial Services Portfolio	15,916	898,781
Fidelity Fund	636	18,234
Fidelity Gold Portfolio	60,721	3,199,385
Fidelity Growth Company Fund	1,100	81,940
Fidelity Health Care Portfolio	9,372	1,047,784
Fidelity Independence Fund	309	6,568
Fidelity Industrial Equipment Portfolio	24,205	698,565
Fidelity Industrials Portfolio	194,171	4,003,813
Fidelity Insurance Portfolio	57,827	2,539,774
Fidelity IT Services Portfolio (a)	27,264	522,102
Fidelity Large Cap Stock Fund	79,311	1,239,632
Fidelity Large Cap Value Fund	9,669	94,467
Fidelity Leisure Portfolio	1,056	85,285
Fidelity Leveraged Company Stock Fund	192	4,602
Fidelity Magellan Fund	372	23,974
Fidelity Materials Portfolio	13,184	753,584
Fidelity Medical Delivery Portfolio (a)	31,868	1,402,203
Fidelity Medical Equipment & Systems Portfolio (a)	13,553	333,122
Fidelity Mega Cap Stock Fund	105,179	942,402
Fidelity Mid-Cap Stock Fund	1,937	48,703
Fidelity Multimedia Portfolio	14,480	556,600
Fidelity Natural Resources Portfolio	3,112	87,311
Fidelity Pharmaceuticals Portfolio	273,062	3,222,128
Fidelity Real Estate Investment Portfolio	46,242	1,103,325
Fidelity Retailing Portfolio	12,864	614,121

	Shares	Value
Fidelity Series Commodity Strategy Fund	898	$ 9,824
Fidelity Small Cap Growth Fund (a)	7,945	107,338
Fidelity Small Cap Stock Fund (a)	3,102	52,548
Fidelity Small Cap Value Fund	94,727	1,319,552
Fidelity Software & Computer Services Portfolio (a)	18,363	1,464,449
Fidelity Technology Portfolio (a)	50,448	4,245,685
Fidelity Telecom and Utilities Fund	37,889	582,355
Fidelity Telecommunications Portfolio	31,719	1,397,862
Fidelity Transportation Portfolio	7,511	372,986
Fidelity Utilities Portfolio	29,977	1,426,620
Spartan Extended Market Index Fund Investor Class	5,950	199,327
Spartan Total Market Index Fund Investor Class	3,278	108,435
VIP Mid Cap Portfolio Investor Class	79	2,359
TOTAL DOMESTIC EQUITY FUNDS		57,978,501
International Equity Funds - 6.7%
Fidelity Canada Fund	9,765	510,882
Fidelity Diversified International Fund	29,372	832,996
Fidelity Emerging Markets Fund	157,194	3,898,403
Fidelity International Capital Appreciation Fund	88,458	1,066,799
Fidelity International Discovery Fund	119,418	3,701,969
Fidelity International Small Cap Fund	39,166	772,735
Fidelity International Small Cap Opportunities Fund	258,020	2,464,093
Fidelity International Value Fund	183,674	1,452,863
Fidelity Japan Fund	22,634	233,355
Fidelity Nordic Fund	60,502	1,905,199
Fidelity Overseas Fund	417	12,561
Fidelity Pacific Basin Fund	15,878	380,586
Spartan International Index Fund Investor Class	195,808	6,612,444
TOTAL INTERNATIONAL EQUITY FUNDS		23,844,885
TOTAL EQUITY FUNDS (Cost $71,231,613)		81,823,386
Fixed-Income Funds - 53.4%

Fixed-Income Funds - 53.4%
Fidelity Floating Rate High Income Fund	682,656	6,587,627
Fidelity Focused High Income Fund	35,541	333,018
Fidelity High Income Fund	1,242,234	10,981,345
Fidelity New Markets Income Fund	250,500	4,068,127
Fidelity Real Estate Income Fund	207,496	2,104,010
Fidelity U.S. Bond Index Fund	14,254,873	166,069,268
TOTAL FIXED-INCOME FUNDS (Cost $178,284,187)		190,143,395
Money Market Funds - 23.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	13,139,900	$ 13,139,900
Fidelity Institutional Prime Money Market Portfolio Class I	64,022,783	64,022,783
Fidelity Select Money Market Portfolio	7,239,789	7,239,789
TOTAL MONEY MARKET FUNDS (Cost $84,402,472)		84,402,472
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $333,918,272)	356,369,253
NET OTHER ASSETS (LIABILITIES) - 0.0%	(58,516)
NET ASSETS - 100%	$ 356,310,737
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $334,201,477. Net unrealized appreciation aggregated $22,167,776, of which $22,666,481 related to appreciated investment securities and $498,705 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 50% Portfolio

September 30, 2010

1.837320.104

VF50-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.5%
	Shares	Value
Domestic Equity Funds - 37.7%
Fidelity 130/30 Large Cap Fund	11,814	$ 77,030
Fidelity Air Transportation Portfolio (a)	24,517	961,802
Fidelity Automotive Portfolio	8,434	303,528
Fidelity Banking Portfolio	395,335	6,325,354
Fidelity Biotechnology Portfolio (a)	32,641	2,229,362
Fidelity Blue Chip Growth Fund	56,864	2,267,750
Fidelity Brokerage & Investment Management Portfolio	59,248	2,779,920
Fidelity Chemicals Portfolio	21,639	1,725,039
Fidelity Communications Equipment Portfolio	41,161	982,509
Fidelity Computers Portfolio (a)	98,541	4,894,510
Fidelity Construction & Housing Portfolio	75,487	2,318,953
Fidelity Consumer Discretionary Portfolio	211,136	4,575,322
Fidelity Consumer Staples Portfolio	263,306	17,204,388
Fidelity Contrafund	10,972	682,032
Fidelity Defense & Aerospace Portfolio	4,681	313,040
Fidelity Disciplined Equity Fund	74,058	1,541,880
Fidelity Dividend Growth Fund	402,078	9,983,587
Fidelity Electronics Portfolio	22,853	912,963
Fidelity Energy Portfolio	276,338	11,666,976
Fidelity Energy Service Portfolio	84,962	4,994,070
Fidelity Environmental & Alternative Energy Portfolio	87,398	1,443,816
Fidelity Equity-Income Fund	18,371	736,692
Fidelity Equity-Income II Fund	506	8,380
Fidelity Financial Services Portfolio	153,471	8,666,520
Fidelity Fund	16,016	458,872
Fidelity Gold Portfolio	134,078	7,064,570
Fidelity Growth Company Fund	68,420	5,095,927
Fidelity Health Care Portfolio	22,112	2,472,146
Fidelity Independence Fund	974	20,688
Fidelity Industrial Equipment Portfolio	88,607	2,557,200
Fidelity Industrials Portfolio	491,972	10,144,464
Fidelity Insurance Portfolio	129,699	5,696,389
Fidelity IT Services Portfolio (a)	106,686	2,043,036
Fidelity Large Cap Stock Fund	485,616	7,590,179
Fidelity Large Cap Value Fund	30,921	302,099
Fidelity Leisure Portfolio	37,176	3,003,042
Fidelity Leveraged Company Stock Fund	755	18,086
Fidelity Magellan Fund	2,803	180,713
Fidelity Materials Portfolio	21,391	1,222,704
Fidelity Medical Delivery Portfolio (a)	137,017	6,028,768
Fidelity Medical Equipment & Systems Portfolio (a)	135,239	3,324,185
Fidelity Mega Cap Stock Fund	349,608	3,132,491
Fidelity Mid Cap Value Fund	147,777	2,099,916
Fidelity Mid-Cap Stock Fund	5,236	131,625
Fidelity Multimedia Portfolio	64,825	2,491,855
Fidelity Nasdaq Composite Index Fund	10,108	319,000
Fidelity Natural Resources Portfolio	13,615	382,026

	Shares	Value
Fidelity Pharmaceuticals Portfolio	671,626	$ 7,925,187
Fidelity Real Estate Investment Portfolio	157,350	3,754,378
Fidelity Retailing Portfolio	66,225	3,161,593
Fidelity Series Commodity Strategy Fund	898	9,824
Fidelity Small Cap Growth Fund (a)	92,383	1,248,099
Fidelity Small Cap Stock Fund (a)	7,638	129,381
Fidelity Small Cap Value Fund	7,834	109,126
Fidelity Software & Computer Services Portfolio (a)	37,846	3,018,243
Fidelity Technology Portfolio (a)	197,662	16,635,242
Fidelity Telecom and Utilities Fund	331,074	5,088,611
Fidelity Telecommunications Portfolio	104,529	4,606,610
Fidelity Transportation Portfolio	29,792	1,479,485
Fidelity Utilities Portfolio	64,040	3,047,655
Spartan 500 Index Fund Investor Class	21,410	869,036
Spartan Extended Market Index Fund Investor Class	264,801	8,870,848
Spartan Total Market Index Fund Investor Class	285,935	9,458,724
VIP Mid Cap Portfolio Investor Class	63,078	1,889,183
TOTAL DOMESTIC EQUITY FUNDS		224,676,629
International Equity Funds - 15.8%
Fidelity Canada Fund	66,100	3,458,370
Fidelity China Region Fund	28,165	868,032
Fidelity Diversified International Fund	222,517	6,310,577
Fidelity Emerging Markets Fund	370,159	9,179,954
Fidelity International Capital Appreciation Fund	258,705	3,119,986
Fidelity International Discovery Fund	239,243	7,416,546
Fidelity International Small Cap Fund	86,276	1,702,233
Fidelity International Small Cap Opportunities Fund	631,400	6,029,874
Fidelity International Value Fund	138,338	1,094,252
Fidelity Japan Fund	106,968	1,102,837
Fidelity Nordic Fund	162,379	5,113,322
Fidelity Overseas Fund	275	8,281
Fidelity Pacific Basin Fund	35,168	842,981
Spartan International Index Fund Investor Class	1,405,758	47,472,436
TOTAL INTERNATIONAL EQUITY FUNDS		93,719,681
TOTAL EQUITY FUNDS (Cost $270,656,704)		318,396,310
Fixed-Income Funds - 42.7%

Fixed-Income Funds - 42.7%
Fidelity Floating Rate High Income Fund	1,043,279	10,067,647
Fidelity Focused High Income Fund	135,347	1,268,203
Fidelity High Income Fund	1,689,387	14,934,183
Fidelity New Markets Income Fund	297,513	4,831,605
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity Real Estate Income Fund	285,807	$ 2,898,080
Fidelity U.S. Bond Index Fund	18,935,889	220,603,115
TOTAL FIXED-INCOME FUNDS (Cost $237,425,392)		254,602,833
Money Market Funds - 3.8%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $22,548,126)	22,548,126	22,548,126
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $530,630,222)		595,547,269
NET OTHER ASSETS (LIABILITIES) - 0.0%		(97,702)
NET ASSETS - 100%		$ 595,449,567
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $531,404,347. Net unrealized appreciation aggregated $64,142,922, of which $69,887,174 related to appreciated investment securities and $5,744,252 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 60% Portfolio

September 30, 2010

1.856868.103

VIPFM-60-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity 130/30 Large Cap Fund	7,135	$ 46,518
Fidelity Air Transportation Portfolio (a)	113,795	4,464,177
Fidelity Automotive Portfolio	22,020	792,498
Fidelity Banking Portfolio	1,451,681	23,226,889
Fidelity Biotechnology Portfolio (a)	30,464	2,080,712
Fidelity Blue Chip Growth Fund	72,595	2,895,080
Fidelity Brokerage & Investment Management Portfolio	112,013	5,255,635
Fidelity Chemicals Portfolio	100,949	8,047,692
Fidelity Communications Equipment Portfolio	539,777	12,884,477
Fidelity Computers Portfolio (a)	460,018	22,849,108
Fidelity Construction & Housing Portfolio	249,876	7,676,206
Fidelity Consumer Discretionary Portfolio	1,698,201	36,800,020
Fidelity Consumer Staples Portfolio	1,219,871	79,706,363
Fidelity Contrafund	126,986	7,893,437
Fidelity Defense & Aerospace Portfolio	27,986	1,871,697
Fidelity Disciplined Equity Fund	4,423	92,077
Fidelity Dividend Growth Fund	2,448,951	60,807,462
Fidelity Electronics Portfolio	26,437	1,056,139
Fidelity Energy Portfolio	1,040,849	43,944,640
Fidelity Energy Service Portfolio	420,629	24,724,557
Fidelity Environmental & Alternative Energy Portfolio	87,696	1,448,730
Fidelity Equity-Income Fund	68,911	2,763,332
Fidelity Equity-Income II Fund	4,820	79,779
Fidelity Financial Services Portfolio	697,338	39,378,664
Fidelity Fund	1,820	52,138
Fidelity Gold Portfolio	436,972	23,024,069
Fidelity Growth Company Fund	240,304	17,897,805
Fidelity Health Care Portfolio	234,846	26,255,790
Fidelity Independence Fund	2,122	45,056
Fidelity Industrial Equipment Portfolio	663,414	19,146,125
Fidelity Industrials Portfolio	1,948,609	40,180,326
Fidelity Insurance Portfolio	711,582	31,252,683
Fidelity IT Services Portfolio (a)	425,454	8,147,439
Fidelity Large Cap Stock Fund	2,670,330	41,737,259
Fidelity Large Cap Value Fund	113,571	1,109,591
Fidelity Leisure Portfolio	138,751	11,208,300
Fidelity Leveraged Company Stock Fund	57,230	1,370,082
Fidelity Magellan Fund	2,841	183,114
Fidelity Materials Portfolio	95,566	5,462,556
Fidelity Medical Delivery Portfolio (a)	351,513	15,466,589
Fidelity Medical Equipment & Systems Portfolio (a)	333,901	8,207,297
Fidelity Mega Cap Stock Fund	3,333,506	29,868,215
Fidelity Mid Cap Value Fund	292,201	4,152,171
Fidelity Multimedia Portfolio	246,385	9,471,038
Fidelity Natural Resources Portfolio	32,149	902,097
Fidelity Pharmaceuticals Portfolio	2,513,325	29,657,231
Fidelity Real Estate Investment Portfolio	590,141	14,080,768
Fidelity Retailing Portfolio	201,235	9,606,981
Fidelity Series Commodity Strategy Fund	947	10,365

	Shares	Value
Fidelity Small Cap Growth Fund (a)	137,183	$ 1,853,343
Fidelity Small Cap Value Fund	502,887	7,005,222
Fidelity Software & Computer Services Portfolio (a)	145,740	11,622,763
Fidelity Stock Selector Fund	4,365	100,000
Fidelity Technology Portfolio (a)	748,725	63,012,657
Fidelity Telecom and Utilities Fund	1,329,288	20,431,159
Fidelity Telecommunications Portfolio	536,491	23,643,169
Fidelity Transportation Portfolio	188,736	9,372,643
Fidelity Utilities Portfolio	430,636	20,493,989
Fidelity Value Fund	24,951	1,532,476
Spartan 500 Index Fund Investor Class	2,177	88,348
Spartan Total Market Index Fund Investor Class	666,892	22,060,800
VIP Mid Cap Portfolio Investor Class	139,519	4,178,597
TOTAL DOMESTIC EQUITY FUNDS		924,676,140
International Equity Funds - 18.7%
Fidelity Canada Fund	270,444	14,149,608
Fidelity China Region Fund	111,973	3,451,006
Fidelity Diversified International Fund	801,848	22,740,418
Fidelity Emerging Markets Fund	1,333,315	33,066,206
Fidelity International Capital Appreciation Fund	993,542	11,982,120
Fidelity International Discovery Fund	2,403,863	74,519,754
Fidelity International Small Cap Fund	784,607	15,480,302
Fidelity International Small Cap Opportunities Fund	3,283,104	31,353,640
Fidelity International Value Fund	116,277	919,752
Fidelity Japan Fund	769,283	7,931,309
Fidelity Nordic Fund	1,203,614	37,901,792
Fidelity Overseas Fund	1,126	33,919
Fidelity Pacific Basin Fund	587,692	14,086,966
Spartan International Index Fund Investor Class	3,574,640	120,715,585
TOTAL INTERNATIONAL EQUITY FUNDS		388,332,377
TOTAL EQUITY FUNDS (Cost $1,109,762,435)		1,313,008,517
Fixed-Income Funds - 35.6%

Fidelity Floating Rate High Income Fund	3,005,423	29,002,334
Fidelity Focused High Income Fund	1,727,993	16,191,294
Fidelity High Income Fund	4,735,939	41,865,705
Fidelity New Markets Income Fund	1,212,880	19,697,168
Fidelity Real Estate Income Fund	1,746,977	17,714,342
Fidelity U.S. Bond Index Fund	52,815,099	615,295,904
TOTAL FIXED-INCOME FUNDS (Cost $699,228,758)		739,766,747
Money Market Funds - 1.3%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $27,978,269)	27,978,269	$ 27,978,269
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,836,969,462)		2,080,753,533
NET OTHER ASSETS (LIABILITIES) - 0.0%		(330,371)
NET ASSETS - 100%		$ 2,080,423,162
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $1,838,791,691. Net unrealized appreciation aggregated $241,961,842, of which $253,759,802 related to appreciated investment securities and $11,797,960 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 70% Portfolio

September 30, 2010

1.837321.104

VF70-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 73.8%
	Shares	Value
Domestic Equity Funds - 52.0%
Fidelity 130/30 Large Cap Fund	10,694	$ 69,722
Fidelity Air Transportation Portfolio (a)	21,687	850,774
Fidelity Automotive Portfolio	8,748	314,844
Fidelity Banking Portfolio	327,823	5,245,164
Fidelity Biotechnology Portfolio (a)	35,484	2,423,583
Fidelity Blue Chip Growth Fund	47,931	1,911,490
Fidelity Brokerage & Investment Management Portfolio	54,277	2,546,694
Fidelity Chemicals Portfolio	22,666	1,806,957
Fidelity Communications Equipment Portfolio	40,872	975,617
Fidelity Computers Portfolio (a)	133,377	6,624,824
Fidelity Construction & Housing Portfolio	77,459	2,379,551
Fidelity Consumer Discretionary Portfolio	225,928	4,895,861
Fidelity Consumer Staples Portfolio	330,917	21,622,112
Fidelity Contrafund	9,486	589,662
Fidelity Defense & Aerospace Portfolio	3,902	260,997
Fidelity Disciplined Equity Fund	38,311	797,631
Fidelity Dividend Growth Fund	220,800	5,482,475
Fidelity Electronics Portfolio	19,773	789,912
Fidelity Energy Portfolio	307,413	12,978,977
Fidelity Energy Service Portfolio	98,653	5,798,824
Fidelity Environmental & Alternative Energy Portfolio	64,738	1,069,469
Fidelity Equity-Income Fund	42,422	1,701,128
Fidelity Equity-Income II Fund	499	8,265
Fidelity Financial Services Portfolio	178,408	10,074,694
Fidelity Fund	5,317	152,334
Fidelity Gold Portfolio	100,873	5,315,011
Fidelity Growth Company Fund	56,596	4,215,265
Fidelity Health Care Portfolio	28,431	3,178,530
Fidelity Independence Fund	559	11,877
Fidelity Industrial Equipment Portfolio	127,243	3,672,237
Fidelity Industrials Portfolio	556,797	11,481,146
Fidelity Insurance Portfolio	157,746	6,928,184
Fidelity IT Services Portfolio (a)	88,553	1,695,781
Fidelity Large Cap Stock Fund	656,728	10,264,654
Fidelity Large Cap Value Fund	74,308	725,989
Fidelity Leisure Portfolio	56,591	4,571,410
Fidelity Leveraged Company Stock Fund	951	22,755
Fidelity Magellan Fund	887	57,197
Fidelity Materials Portfolio	19,104	1,091,986
Fidelity Medical Delivery Portfolio (a)	131,901	5,803,643
Fidelity Medical Equipment & Systems Portfolio (a)	145,188	3,568,722
Fidelity Mega Cap Stock Fund	184,581	1,653,849
Fidelity Mid Cap Value Fund	46,604	662,237
Fidelity Mid-Cap Stock Fund	5,979	150,322
Fidelity Multimedia Portfolio	110,716	4,255,932
Fidelity Nasdaq Composite Index Fund	43,743	1,380,514
Fidelity Natural Resources Portfolio	7,720	216,619
Fidelity Pharmaceuticals Portfolio	702,281	8,286,918

	Shares	Value
Fidelity Real Estate Investment Portfolio	212,543	$ 5,071,286
Fidelity Retailing Portfolio	54,367	2,595,494
Fidelity Series Commodity Strategy Fund	898	9,824
Fidelity Small Cap Growth Fund (a)	293,801	3,969,253
Fidelity Small Cap Stock Fund (a)	8,025	135,945
Fidelity Small Cap Value Fund	72,056	1,003,735
Fidelity Software & Computer Services Portfolio (a)	56,434	4,500,596
Fidelity Technology Portfolio (a)	210,432	17,709,959
Fidelity Telecom and Utilities Fund	397,828	6,114,622
Fidelity Telecommunications Portfolio	101,829	4,487,594
Fidelity Transportation Portfolio	54,713	2,717,043
Fidelity Utilities Portfolio	63,314	3,013,130
Fidelity Value Discovery Fund	1,598	20,966
Fidelity Value Fund	20,429	1,254,734
Spartan 500 Index Fund Investor Class	167,220	6,787,475
Spartan Extended Market Index Fund Investor Class	349,603	11,711,707
Spartan Total Market Index Fund Investor Class	312,517	10,338,061
VIP Mid Cap Portfolio Investor Class	116,005	3,474,357
TOTAL DOMESTIC EQUITY FUNDS		255,498,120
International Equity Funds - 21.8%
Fidelity Canada Fund	71,068	3,718,286
Fidelity China Region Fund	35,472	1,093,257
Fidelity Diversified International Fund	379,342	10,758,132
Fidelity Emerging Markets Fund	355,150	8,807,727
Fidelity International Capital Appreciation Fund	390,677	4,711,561
Fidelity International Discovery Fund	306,737	9,508,832
Fidelity International Small Cap Fund	88,317	1,742,497
Fidelity International Small Cap Opportunities Fund	294,679	2,814,183
Fidelity International Value Fund	216,906	1,715,727
Fidelity Japan Fund	82,869	854,379
Fidelity Nordic Fund	214,708	6,761,159
Fidelity Overseas Fund	817	24,603
Fidelity Pacific Basin Fund	28,696	687,847
Spartan International Index Fund Investor Class	1,605,827	54,228,786
TOTAL INTERNATIONAL EQUITY FUNDS		107,426,976
TOTAL EQUITY FUNDS (Cost $315,274,051)		362,925,096
Fixed-Income Funds - 25.8%

Fixed-Income Funds - 25.8%
Fidelity Floating Rate High Income Fund	536,509	5,177,313
Fidelity Focused High Income Fund	414,931	3,887,903
Fidelity High Income Fund	893,015	7,894,250
Fidelity New Markets Income Fund	188,536	3,061,831
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity Real Estate Income Fund	181,014	$ 1,835,485
Fidelity U.S. Bond Index Fund	9,017,859	105,058,054
TOTAL FIXED-INCOME FUNDS (Cost $117,728,829)		126,914,836
Money Market Funds - 0.4%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $1,882,501)	1,882,501	1,882,501
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $434,885,381)	491,722,433
NET OTHER ASSETS (LIABILITIES) - 0.0%	(80,202)
NET ASSETS - 100%	$ 491,642,231
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $435,478,111. Net unrealized appreciation aggregated $56,244,322, of which $66,177,235 related to appreciated investment securities and $9,932,913 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 85% Portfolio

September 30, 2010

1.837323.104

VF85-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 87.7%
	Shares	Value
Domestic Equity Funds - 62.4%
Fidelity 130/30 Large Cap Fund	6,351	$ 41,406
Fidelity Air Transportation Portfolio (a)	13,296	521,611
Fidelity Automotive Portfolio	10,664	383,800
Fidelity Banking Portfolio	210,759	3,372,152
Fidelity Biotechnology Portfolio (a)	10,476	715,522
Fidelity Blue Chip Growth Fund	15,647	623,990
Fidelity Brokerage & Investment Management Portfolio	21,790	1,022,396
Fidelity Chemicals Portfolio	14,820	1,181,471
Fidelity Communications Equipment Portfolio	25,742	614,457
Fidelity Computers Portfolio (a)	82,328	4,089,244
Fidelity Construction & Housing Portfolio	39,403	1,210,452
Fidelity Consumer Discretionary Portfolio	190,278	4,123,313
Fidelity Consumer Staples Portfolio	177,718	11,612,113
Fidelity Contrafund	6,705	416,767
Fidelity Defense & Aerospace Portfolio	4,313	288,430
Fidelity Dividend Growth Fund	2,785	69,162
Fidelity Electronics Portfolio	17,615	703,721
Fidelity Energy Portfolio	131,276	5,542,481
Fidelity Energy Service Portfolio	81,294	4,778,445
Fidelity Environmental & Alternative Energy Portfolio	32,634	539,111
Fidelity Equity-Income Fund	968	38,815
Fidelity Equity-Income II Fund	1,192	19,730
Fidelity Financial Services Portfolio	86,447	4,881,675
Fidelity Gold Portfolio	46,776	2,464,612
Fidelity Growth Company Fund	38,042	2,833,361
Fidelity Health Care Portfolio	23,268	2,601,313
Fidelity Independence Fund	420	8,916
Fidelity Industrial Equipment Portfolio	45,269	1,306,450
Fidelity Industrials Portfolio	343,437	7,081,673
Fidelity Insurance Portfolio	127,604	5,604,360
Fidelity IT Services Portfolio (a)	87,008	1,666,210
Fidelity Large Cap Stock Fund	139,997	2,188,151
Fidelity Large Cap Value Fund	8,971	87,647
Fidelity Leisure Portfolio	23,742	1,917,875
Fidelity Leveraged Company Stock Fund	3,061	73,272
Fidelity Magellan Fund	845	54,450
Fidelity Materials Portfolio	10,963	626,632
Fidelity Medical Delivery Portfolio (a)	68,485	3,013,344
Fidelity Medical Equipment & Systems Portfolio (a)	45,827	1,126,417
Fidelity Mega Cap Stock Fund	35,786	320,644
Fidelity Mid Cap Value Fund	40,323	572,990
Fidelity Mid-Cap Stock Fund	2,424	60,932
Fidelity Multimedia Portfolio	37,691	1,448,823
Fidelity Nasdaq Composite Index Fund	10,375	327,423
Fidelity Natural Resources Portfolio	8,486	238,130
Fidelity Pharmaceuticals Portfolio	410,712	4,846,396
Fidelity Real Estate Investment Portfolio	106,699	2,545,828

	Shares	Value
Fidelity Retailing Portfolio	43,714	$ 2,086,891
Fidelity Series Commodity Strategy Fund	898	9,824
Fidelity Small Cap Growth Fund (a)	70,278	949,451
Fidelity Small Cap Stock Fund (a)	3,372	57,130
Fidelity Small Cap Value Fund	114,847	1,599,820
Fidelity Software & Computer Services Portfolio (a)	7,320	583,797
Fidelity Technology Portfolio (a)	118,114	9,940,515
Fidelity Telecom and Utilities Fund	239,105	3,675,038
Fidelity Telecommunications Portfolio	58,575	2,581,382
Fidelity Transportation Portfolio	39,086	1,941,008
Fidelity Utilities Portfolio	32,596	1,551,227
Fidelity Value Discovery Fund	579	7,601
Spartan 500 Index Fund Investor Class	108,177	4,390,906
Spartan Extended Market Index Fund Investor Class	181	6,065
Spartan Total Market Index Fund Investor Class	63,032	2,085,113
VIP Mid Cap Portfolio Investor Class	26,861	804,482
TOTAL DOMESTIC EQUITY FUNDS		122,076,363
International Equity Funds - 25.3%
Fidelity Canada Fund	37,981	1,987,144
Fidelity China Region Fund	4,906	151,217
Fidelity Diversified International Fund	195,926	5,556,467
Fidelity Emerging Markets Fund	195,630	4,851,615
Fidelity International Capital Appreciation Fund	216,945	2,616,356
Fidelity International Discovery Fund	103,946	3,222,326
Fidelity International Small Cap Fund	34,015	671,125
Fidelity International Small Cap Opportunities Fund	225,355	2,152,143
Fidelity International Value Fund	6,039	47,770
Fidelity Japan Fund	33,902	349,531
Fidelity Nordic Fund	145,329	4,576,413
Fidelity Overseas Fund	321	9,682
Fidelity Pacific Basin Fund	31,255	749,185
Spartan International Index Fund Investor Class	666,102	22,494,263
TOTAL INTERNATIONAL EQUITY FUNDS		49,435,237
TOTAL EQUITY FUNDS (Cost $145,423,841)		171,511,600
Fixed-Income Funds - 12.1%

Fixed-Income Funds - 12.1%
Fidelity Floating Rate High Income Fund	139,625	1,347,380
Fidelity Focused High Income Fund	8,142	76,289
Fidelity High Income Fund	289,782	2,561,677
Fidelity New Markets Income Fund	126,218	2,049,778
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity Real Estate Income Fund	23,199	$ 235,239
Fidelity U.S. Bond Index Fund	1,488,217	17,337,732
TOTAL FIXED-INCOME FUNDS (Cost $21,592,215)		23,608,095
Money Market Funds - 0.2%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $512,434)	512,434	512,434
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $167,528,490)		195,632,129
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32,767)
NET ASSETS - 100%		$ 195,599,362
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $167,848,850. Net unrealized appreciation aggregated $27,783,279, of which $31,495,408 related to appreciated investment securities and $3,712,129 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

September 30, 2010

1.808780.106

VIPIGB-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 98.7%
	Shares	Value
INVESTMENT GRADE FIXED-INCOME FUNDS - 96.9%
Fidelity VIP Investment Grade Central Fund (c)	27,280,061	$ 3,023,176,409
HIGH YIELD FIXED-INCOME FUNDS - 1.8%
Fidelity Specialized High Income Central Fund (c)	544,829	54,581,003
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,859,325,865)		3,077,757,412
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a) (Cost $1,434,515)	$ 1,750,000	1,931,802
Asset-Backed Securities - 0.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.6573% 1/22/13 (a)(b)	1,800,000	0
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/8/16 (a)	968,234	930,984
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	753,704
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	448,535
Merrill Lynch Mortgage Investors Trust Series 2005-FM1 Class A2D, 0.6363% 5/25/36 (b)	4,701,524	4,344,746
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	0
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	1,196,490
TOTAL ASSET-BACKED SECURITIES (Cost $9,409,075)		7,674,459
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9863% 11/25/35 (b)	10,576,870	5,900,836

	Principal Amount	Value
Class 2A3, 1.8858% 11/25/35 (b)	$ 2,495,449	$ 1,373,994
Series 2005-56:
Class 4A1, 0.5663% 11/25/35 (b)	1,962,439	1,105,246
Class 5A1, 0.5763% 11/25/35 (b)	3,141,039	1,640,879
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4963% 4/25/36 (b)	5,256,321	2,883,618
Series 2006-5 Class A1A, 0.4463% 7/25/36 (b)	4,116,985	2,194,764
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4663% 5/25/47 (b)	747,129	470,030
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4263% 2/25/37 (b)	1,941,331	1,278,367
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.3858% 1/25/46 (b)	4,463,449	2,395,979
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4463% 7/25/46 (b)	8,485,054	5,046,910
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.88% 3/25/35 (b)	1,105,527	651,631
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,384,407)		24,942,254
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.3%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations) # (Cost $10,252,000)	$ 10,252,087	10,252,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,904,805,862)		3,122,557,927
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,929,358)
NET ASSETS - 100%		$ 3,119,628,569
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,261,515 or 0.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,252,000 due 10/01/10 at 0.30%
Bank of America NA	$ 6,401,353
Mizuho Securities USA, Inc.	3,094,270
Societe Generale, New York Branch	756,377
$ 10,252,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 2,774,106
Fidelity VIP Investment Grade Central Fund	81,404,740
Total	$ 84,178,846
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 49,151,300	$ 2,774,105	$ -	$ 54,581,003	12.1%
Fidelity VIP Investment Grade Central Fund	3,022,577,174	103,345,661	280,041,534	3,023,176,409	76.4%
Total	$ 3,071,728,474	$ 106,119,766	$ 280,041,534	$ 3,077,757,412
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,931,802	$ -	$ 1,931,802	$ -
Asset-Backed Securities	7,674,459	-	7,674,459	-
Collateralized Mortgage Obligations	24,942,254	-	24,942,254	-
Fixed-Income Funds	3,077,757,412	3,077,757,412	-	-
Cash Equivalents	10,252,000	-	10,252,000	-
Total Investments in Securities:	$ 3,122,557,927	$ 3,077,757,412	$ 44,800,515	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $2,850,035,685. Net unrealized appreciation aggregated $272,522,242, of which $276,701,983 related to appreciated investment securities and $4,179,741 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2005 Portfolio

September 30, 2010

1.822891.105

VIPIFF2005-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
Domestic Equity Funds - 32.0%
VIP Contrafund Portfolio Investor Class	23,157	$ 496,247
VIP Equity-Income Portfolio Investor Class	33,490	578,369
VIP Growth & Income Portfolio Investor Class	51,408	577,317
VIP Growth Portfolio Investor Class	17,691	577,250
VIP Mid Cap Portfolio Investor Class	6,907	206,869
VIP Value Portfolio Investor Class	49,787	496,872
VIP Value Strategies Portfolio Investor Class	24,521	208,427
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,938,688)		3,141,351
International Equity Funds - 10.7%

Developed International Equity Funds - 9.3%
VIP Overseas Portfolio Investor Class R	59,185	915,590
Emerging Markets Equity Funds - 1.4%
VIP Emerging Markets Portfolio Investor Class R	14,241	132,441
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,224,548)		1,048,031
Bond Funds - 36.5%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	84,508	$ 491,839
Investment Grade Bond Funds - 31.5%
VIP Investment Grade Bond Portfolio Investor Class	228,525	3,087,374
TOTAL BOND FUNDS (Cost $3,338,320)		3,579,213
Short-Term Funds - 20.8%

VIP Money Market Portfolio Investor Class (Cost $2,040,842)	2,040,842	2,040,842
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,542,398)		9,809,437
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 9,809,435
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $10,642,789. Net unrealized depreciation aggregated $833,352, of which $363,395 related to appreciated investment securities and $1,196,747 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2010 Portfolio

September 30, 2010

1.822892.105

VIPIFF2010-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Domestic Equity Funds - 36.8%
VIP Contrafund Portfolio Investor Class	138,503	$ 2,968,121
VIP Equity-Income Portfolio Investor Class	200,471	3,462,129
VIP Growth & Income Portfolio Investor Class	307,734	3,455,854
VIP Growth Portfolio Investor Class	105,898	3,455,456
VIP Mid Cap Portfolio Investor Class	41,181	1,233,370
VIP Value Portfolio Investor Class	297,780	2,971,849
VIP Value Strategies Portfolio Investor Class	146,191	1,242,627
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,797,698)		18,789,406
International Equity Funds - 12.8%

Developed International Equity Funds - 11.2%
VIP Overseas Portfolio Investor Class R	367,377	5,683,321
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Investor Class R	88,443	822,521
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,216,414)		6,505,842
Bond Funds - 39.9%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	439,558	$ 2,558,229
Investment Grade Bond Funds - 34.9%
VIP Investment Grade Bond Portfolio Investor Class	1,318,322	17,810,527
TOTAL BOND FUNDS (Cost $19,329,556)		20,368,756
Short-Term Funds - 10.5%

VIP Money Market Portfolio Investor Class (Cost $5,348,445)	5,348,445	5,348,445
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,692,113)	51,012,449
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100%	$ 51,012,455
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $58,044,557. Net unrealized depreciation aggregated $7,032,108, of which $1,500,720 related to appreciated investment securities and $8,532,828 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2015 Portfolio

September 30, 2010

1.822893.105

VIPIFF2015-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.9%
	Shares	Value
Domestic Equity Funds - 37.9%
VIP Contrafund Portfolio Investor Class	178,230	$ 3,819,470
VIP Equity-Income Portfolio Investor Class	257,678	4,450,101
VIP Growth & Income Portfolio Investor Class	395,548	4,442,008
VIP Growth Portfolio Investor Class	136,117	4,441,496
VIP Mid Cap Portfolio Investor Class	52,974	1,586,579
VIP Value Portfolio Investor Class	383,195	3,824,282
VIP Value Strategies Portfolio Investor Class	188,062	1,598,525
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,791,476)		24,162,461
International Equity Funds - 13.1%

Developed International Equity Funds - 11.5%
VIP Overseas Portfolio Investor Class R	473,339	7,322,549
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Investor Class R	113,355	1,054,201
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,081,831)		8,376,750
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	559,513	$ 3,256,364
Investment Grade Bond Funds - 34.5%
VIP Investment Grade Bond Portfolio Investor Class	1,630,445	22,027,308
TOTAL BOND FUNDS (Cost $23,877,920)		25,283,672
Short-Term Funds - 9.4%

VIP Money Market Portfolio Investor Class (Cost $5,959,438)	5,959,438	5,959,438
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $70,710,665)		63,782,321
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 63,782,321
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $71,104,137. Net unrealized depreciation aggregated $7,321,816, of which $2,226,727 related to appreciated investment securities and $9,548,543 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2020 Portfolio

September 30, 2010

1.822895.105

VIPIFF2020-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.4%
	Shares	Value
Domestic Equity Funds - 45.4%
VIP Contrafund Portfolio Investor Class	292,992	$ 6,278,813
VIP Equity-Income Portfolio Investor Class	423,965	7,321,879
VIP Growth & Income Portfolio Investor Class	650,806	7,308,552
VIP Growth Portfolio Investor Class	223,957	7,307,708
VIP Mid Cap Portfolio Investor Class	87,326	2,615,428
VIP Value Portfolio Investor Class	629,933	6,286,731
VIP Value Strategies Portfolio Investor Class	310,017	2,635,141
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,433,219)		39,754,252
International Equity Funds - 15.7%

Developed International Equity Funds - 13.7%
VIP Overseas Portfolio Investor Class R	777,914	12,034,329
Emerging Markets Equity Funds - 2.0%
VIP Emerging Markets Portfolio Investor Class R	187,054	1,739,606
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,544,363)		13,773,935
Bond Funds - 35.6%
	Shares	Value
High Yield Bond Funds - 6.8%
VIP High Income Portfolio Investor Class	1,019,293	$ 5,932,287
Investment Grade Bond Funds - 28.8%
VIP Investment Grade Bond Portfolio Investor Class	1,867,039	25,223,693
TOTAL BOND FUNDS (Cost $29,650,427)		31,155,980
Short-Term Funds - 3.3%

VIP Money Market Portfolio Investor Class (Cost $2,913,153)	2,913,153	2,913,153
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $99,541,162)	87,597,320
NET OTHER ASSETS (LIABILITIES) - 0.0%	31
NET ASSETS - 100%	$ 87,597,351
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $100,193,529. Net unrealized depreciation aggregated $12,596,209, of which $2,994,590 related to appreciated investment securities and $15,590,799 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2025 Portfolio

September 30, 2010

1.822896.105

VIPIFF2025-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Domestic Equity Funds - 51.7%
VIP Contrafund Portfolio Investor Class	149,743	$ 3,208,995
VIP Equity-Income Portfolio Investor Class	216,810	3,744,304
VIP Growth & Income Portfolio Investor Class	332,814	3,737,496
VIP Growth Portfolio Investor Class	114,529	3,737,065
VIP Mid Cap Portfolio Investor Class	44,660	1,337,555
VIP Value Portfolio Investor Class	321,948	3,213,038
VIP Value Strategies Portfolio Investor Class	158,544	1,347,626
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,529,188)		20,326,079
International Equity Funds - 17.9%

Developed International Equity Funds - 15.7%
VIP Overseas Portfolio Investor Class R	398,141	6,159,239
Emerging Markets Equity Funds - 2.2%
VIP Emerging Markets Portfolio Investor Class R	95,413	887,342
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,899,367)		7,046,581
Bond Funds - 30.3%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	508,062	$ 2,956,923
Investment Grade Bond Funds - 22.8%
VIP Investment Grade Bond Portfolio Investor Class	661,889	8,942,115
TOTAL BOND FUNDS (Cost $11,295,536)		11,899,038
Short-Term Funds - 0.1%

VIP Money Market Portfolio Investor Class (Cost $15,745)	15,745	15,745
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $42,739,836)	39,287,443
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100%	$ 39,287,444
Other Information
All investments are categorized as Level 1 under the Fair Value Hierarchy. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $43,095,785. Net unrealized depreciation aggregated $3,808,342, of which $2,390,365 related to appreciated investment securities and $6,198,707 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2030 Portfolio

September 30, 2010

1.822894.105

VIPIFF2030-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.5%
	Shares	Value
Domestic Equity Funds - 55.5%
VIP Contrafund Portfolio Investor Class	162,028	$ 3,472,256
VIP Equity-Income Portfolio Investor Class	234,657	4,052,522
VIP Growth & Income Portfolio Investor Class	360,210	4,045,155
VIP Growth Portfolio Investor Class	123,956	4,044,689
VIP Mid Cap Portfolio Investor Class	48,235	1,444,652
VIP Value Portfolio Investor Class	348,360	3,476,629
VIP Value Strategies Portfolio Investor Class	171,238	1,455,527
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,561,583)		21,991,430
International Equity Funds - 19.2%

Developed International Equity Funds - 16.8%
VIP Overseas Portfolio Investor Class R	430,724	6,663,300
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Investor Class R	103,603	963,508
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,097,545)		7,626,808
Bond Funds - 25.3%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	512,759	$ 2,984,256
Investment Grade Bond Funds - 17.8%
VIP Investment Grade Bond Portfolio Investor Class	521,292	7,042,661
TOTAL BOND FUNDS (Cost $9,659,644)		10,026,917
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $46,318,772)		39,645,155
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 39,645,154
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $46,657,165. Net unrealized depreciation aggregated $7,012,010, of which $1,418,004 related to appreciated investment securities and $8,430,014 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom Income Portfolio

September 30, 2010

1.822890.105

VIPIFFINC-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.4%
	Shares	Value
Domestic Equity Funds - 15.4%
VIP Contrafund Portfolio Investor Class	35,205	$ 754,441
VIP Equity-Income Portfolio Investor Class	50,954	879,970
VIP Growth & Income Portfolio Investor Class	78,216	878,370
VIP Growth Portfolio Investor Class	26,916	878,269
VIP Mid Cap Portfolio Investor Class	10,541	315,710
VIP Value Portfolio Investor Class	75,690	755,391
VIP Value Strategies Portfolio Investor Class	37,422	318,087
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,489,463)		4,780,238
International Equity Funds - 4.6%

Developed International Equity Funds - 4.0%
VIP Overseas Portfolio Investor Class R	81,030	1,253,532
Emerging Markets Equity Funds - 0.6%
VIP Emerging Markets Portfolio Investor Class R	19,552	181,834
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,267,508)		1,435,366
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	268,058	$ 1,560,098
Investment Grade Bond Funds - 35.0%
VIP Investment Grade Bond Portfolio Investor Class	806,722	10,898,807
TOTAL BOND FUNDS (Cost $11,660,489)		12,458,905
Short-Term Funds - 40.0%

VIP Money Market Portfolio Investor Class (Cost $12,460,997)	12,460,997	12,460,997
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,878,457)	31,135,506
NET OTHER ASSETS (LIABILITIES) - 0.0%	44
NET ASSETS - 100%	$ 31,135,550
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $31,016,358. Net unrealized appreciation aggregated $119,148, of which $1,329,323 related to appreciated investment securities and $1,210,175 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Money Market Portfolio

September 30, 2010

1.807728.106

VIPMM-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 46.0%
Due Date	Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 12.4%
Bank of Montreal
10/12/10	0.42%	$ 4,000,000	$ 4,000,006
Commerzbank AG
11/16/10 to 11/29/10	0.46 to 0.50	37,000,000	37,000,552
Credit Agricole SA
10/12/10 to 1/4/11	0.36 to 0.70 (e)	69,000,000	69,000,000
Credit Industriel et Commercial
11/5/10 to 12/8/10	0.40 to 0.52	50,000,000	50,000,000
Danske Bank AS
12/3/10	0.34	8,000,000	8,000,000
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.72	23,000,000	23,000,000
HSBC Bank PLC London Branch
12/6/10 to 8/29/11	0.50 to 0.70	6,000,000	6,000,000
ING Bank NV
11/1/10 to 1/7/11	0.30 to 0.51	37,000,000	37,000,000
Landesbank Hessen-Thuringen
10/4/10 to 10/6/10	0.52 to 0.68	12,000,000	12,000,000
National Australia Bank Ltd.
10/19/10 to 12/31/10	0.32 to 0.40	23,000,000	23,000,006
Societe Generale
11/19/10	0.35	15,000,000	15,000,000
			284,000,564
New York Branch, Yankee Dollar, Foreign Banks - 33.6%
Banco Bilbao Vizcaya Argentaria SA New York Branch
10/7/10	0.41 (e)	16,000,000	16,000,000
Bank of Montreal
10/18/10 to 9/6/11	0.28 to 0.50 (e)	76,000,000	76,000,000
Bank of Nova Scotia
10/29/10 to 11/16/10	0.32 to 0.45 (e)	44,000,000	43,993,245
Bank of Tokyo-Mitsubishi
10/8/10 to 2/10/11	0.28 to 0.62	85,000,000	85,000,000
Barclays Bank PLC New York Branch
10/8/10 to 10/18/10	0.42 to 0.48 (e)	29,000,000	29,000,000
BNP Paribas New York Branch
11/8/10 to 2/22/11	0.48 to 0.52	54,000,000	54,000,000
Canadian Imperial Bank of Commerce New York Branch
10/1/10 to 11/4/10	0.29 to 0.42 (e)	64,000,000	64,000,170
Commerzbank AG New York Branch
10/1/10 to 10/21/10	0.46 to 0.48 (e)	24,000,000	24,000,000
Credit Agricole CIB
10/8/10 to 12/9/10	0.50 to 0.70	23,000,000	23,000,000
Credit Industriel et Commercial
12/9/10	0.40	6,000,000	6,000,000

Due Date	Yield (a)	Principal Amount	Value
DZ Bank
11/9/10	0.41%	$ 11,000,000	$ 10,999,940
Intesa Sanpaolo SpA New York Branch
1/4/11	0.35	7,000,000	7,000,000
Landesbank Baden-Wuert
10/21/10	0.40	28,000,000	28,000,000
Natixis New York Branch
10/7/10 to 12/22/10	0.41 to 1.79 (e)	71,000,000	71,000,000
Nordea Bank Finland PLC
1/11/11	0.60	8,000,000	8,000,000
Rabobank Nederland
10/5/10 to 10/19/10	0.26 (e)	11,000,000	11,000,000
Rabobank Nederland New York Branch
10/4/10 to 9/12/11	0.26 to 0.50 (e)	65,000,000	65,000,000
Royal Bank of Canada
10/1/10	0.85 (e)	27,000,000	27,000,000
Royal Bank of Canada New York Branch
10/12/10 to 10/29/10	0.26 (e)	11,000,000	11,000,000
Royal Bank of Scotland PLC Connecticut Branch
11/23/10	0.44 (e)	17,000,000	17,000,000
Skandinaviska Enskilda Banken New York Branch
10/13/10	0.37	11,000,000	11,000,000
Societe Generale
11/5/10 to 12/8/10	0.31 to 1.33 (e)	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.
10/5/10 to 12/13/10	0.29 to 0.30	38,000,000	38,000,000
Toronto-Dominion Bank New York Branch
10/4/10 to 10/28/10	0.26 to 0.32 (e)	18,000,000	17,999,957
			768,993,312
TOTAL CERTIFICATES OF DEPOSIT			1,052,993,876
Commercial Paper - 21.4%

Abbott Laboratories
10/26/10	0.57 (e)	15,000,000	15,000,000
Banco Bilbao Vizcaya Argentaria SA (London Branch)
10/1/10	0.35	3,000,000	3,000,000
Commerzbank U.S. Finance, Inc.
10/22/10 to 1/4/11	0.42 to 0.60	46,000,000	45,973,159
Commonwealth Bank of Australia
12/2/10 to 12/7/10	0.33 to 0.35 (e)	8,000,000	8,000,000
CVS Caremark Corp.
10/1/10	0.41 (e)	8,000,000	8,000,000
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Dakota Notes (Citibank Credit Card Issuance Trust)
10/7/10	0.53%	$ 4,000,000	$ 3,999,647
Danske Corp.
10/4/10 to 11/15/10	0.33 to 0.41	39,000,000	38,992,478
DnB NOR Bank ASA
1/5/11 to 3/7/11	0.35 to 0.62	21,000,000	20,968,369
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank, NA Minnesota)
10/1/10 to 11/1/10	0.40 to 0.42	8,000,000	7,999,022
Intesa Funding LLC
12/7/10	0.35	14,000,000	13,990,881
Landesbank Baden-Wuert
11/1/10	0.40	28,000,000	27,990,356
Landesbank Hessen-Thuringen
10/6/10	0.52	10,000,000	9,999,278
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
10/18/10	0.30	1,000,000	999,858
Natexis Banques Populaires U.S. Finance Co. LLC
10/19/10 to 12/1/10	0.50 to 0.60	34,000,000	33,981,044
Nationwide Building Society
11/18/10 to 12/15/10	0.37 to 0.40	21,000,000	20,984,525
Norddeutsche Landesbank
10/8/10	0.50	8,000,000	7,999,222
Nordea North America, Inc.
11/4/10 to 3/1/11	0.35 to 0.45	12,000,000	11,989,879
Novartis Finance Corp.
1/10/11 to 2/23/11	0.30 to 0.36	21,000,000	20,978,463
Santander Finance, Inc.
12/3/10	0.39	13,000,000	12,991,550
Skandinaviska Enskilda Banken AB
10/6/10 to 11/3/10	0.35 to 0.40	11,000,000	10,997,564
Societe Generale North America, Inc.
10/19/10 to 11/3/10	0.29 to 0.51	28,000,000	27,992,752
Sumitomo Trust & Banking Co. Ltd. New York Branch
10/12/10 to 12/13/10	0.34 to 0.35	24,000,000	23,995,022
Swedbank AB
11/5/10	0.31	12,000,000	11,996,383
Total Capital Canada Ltd.
6/22/11	0.43	2,000,000	1,993,693
Toyota Motor Credit Corp.
12/16/10	0.30	18,000,000	17,988,600

Due Date	Yield (a)	Principal Amount	Value
UniCredito Italiano Bank (Ireland) PLC
10/4/10 to 11/1/10	0.35 to 0.42	$ 26,000,000	$ 25,995,839
Westpac Banking Corp.
10/18/10 to 10/25/10	0.31 to 0.52 (e)	55,000,000	55,000,000
TOTAL COMMERCIAL PAPER			489,797,584
U.S. Government and Government Agency Obligations - 0.2%

Other Government Related - 0.2%
General Electric Capital Corp. (FDIC Guaranteed)
3/11/11	0.46% (c)	4,000,000	4,023,466
Federal Agencies - 0.2%

Federal Home Loan Bank - 0.2%
10/26/10	0.23 (e)	5,000,000	4,997,508
U.S. Treasury Obligations - 3.7%

U.S. Treasury Bills - 2.9%
10/7/10 to 3/31/11	0.19 to 0.27 (d)	66,000,000	65,966,031
U.S. Treasury Notes - 0.8%
3/31/11 to 9/30/11	0.21 to 0.45	18,000,000	18,074,183
TOTAL U.S. TREASURY OBLIGATIONS			84,040,214
Medium-Term Notes - 8.4%

BNP Paribas SA
11/15/10	0.63 (e)	20,000,000	20,000,000
BP Capital Markets PLC
12/11/10	0.42 (e)	9,684,000	9,684,000
Commonwealth Bank of Australia
10/5/10 to 10/14/10	0.31 (b)(e)	38,000,000	38,000,000
Metropolitan Life Global Funding I
10/1/10	1.68 (b)(e)	11,900,000	11,920,562
Metropolitan Life Insurance Co.
10/1/10	0.93 (e)(i)	10,000,000	10,000,000
Royal Bank of Canada
10/1/10 to 10/15/10	0.53 to 0.70 (b)(e)	50,000,000	50,000,000
Westpac Banking Corp.
10/15/10 to 11/12/10	0.29 to 0.54 (b)(e)	54,000,000	54,000,000
TOTAL MEDIUM-TERM NOTES			193,604,562
Asset-Backed Securities - 0.5%
Due Date	Yield (a)	Principal Amount	Value
Santander Drive Auto Receivables Trust
9/15/11	0.40	$ 11,248,886	$ 11,248,886
Municipal Securities - 8.8%

ABAG Fin. Auth. for Nonprofit Corps. Rev. Series 2003, LOC Bank of America NA, VRDN
10/7/10	0.23% (e)	7,480,000	7,480,000
Arizona Health Facilities Auth. Rev. Series 2009 F, LOC Citibank NA, VRDN
10/7/10	0.26 (e)	15,600,000	15,600,000
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.28 (e)	20,000,000	20,000,000
California Health Facilities Fing. Auth. Rev. Series 2005 H, LOC Bank of America NA, VRDN
10/7/10	0.26 (e)	9,700,000	9,700,000
California Health Facilities Fing. Auth. Rev. Series 2008 E, LOC Bank of America NA, VRDN
10/7/10	0.26 (e)	6,000,000	6,000,000
Clark County Fuel Tax Participating VRDN Series BA 08 1171, (Liquidity Facility Bank of America NA)
10/7/10	0.29 (e)(g)	11,135,000	11,135,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/10	0.28 (e)(f)	10,000,000	10,000,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, LOC U.S. Bank NA, Minnesota, VRDN
10/7/10	0.27 (e)	7,000,000	7,000,000
Highlands County Health Facilities Auth. Rev., LOC Citibank NA, VRDN
10/7/10	0.27 (e)	10,000,000	10,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3529, (Liquidity Facility JPMorgan Chase Bank)
10/7/10	0.27 (e)(g)	10,000,000	10,000,000
New York City Gen. Oblig. Series 2004 A6, LOC Landesbank Baden-Wuert, VRDN
10/7/10	0.26 (e)	14,475,000	14,475,000
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. Series 2007, LOC Bank of America NA, VRDN
10/7/10	0.27 (e)	8,000,000	8,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2008 A1, LOC Branch Banking & Trust Co., VRDN
10/7/10	0.26 (e)	28,000,000	28,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Series B, (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN
10/7/10	0.27 (e)(f)	11,490,000	11,490,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN
10/7/10	0.27 (e)(f)	16,500,000	16,500,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.26 (e)(f)	13,000,000	13,000,000
Santa Clara County Fing. Auth. Lease Rev. Series 2008 M, LOC Bank of America NA, VRDN
10/7/10	0.25 (e)	2,900,000	2,900,000
TOTAL MUNICIPAL SECURITIES			201,280,000
Repurchase Agreements - 14.7%
	Maturity Amount	Value
In a joint trading account at 0.31% dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations) #	$ 29,538,255	$ 29,538,000
With:
Banc of America Securities LLC at 0.7%, dated 9/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $1,080,021, 0.42%, 7/25/36)	1,000,019	1,000,000
Barclays Capital, Inc. at:
0.32%, dated 9/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $17,850,159, 1.45% - 6.5%, 1/15/12 - 7/26/13)	17,000,151	17,000,000
0.5%, dated:
9/16/10 due 10/15/10 (Collateralized by Equity Securities valued at $5,401,161)	5,002,014	5,000,000
9/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $49,680,691, 1.76% - 7.38%, 10/17/16 - 2/5/25)	46,000,639	46,000,000
0.55%, dated 9/16/10 due 10/15/10 (Collateralized by Corporate Obligations valued at $1,080,249, 9.5%, 1/15/14)	1,000,443	1,000,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Corporate Obligations valued at $7,567,980, 0% - 6.5%, 3/31/16 - 3/14/51)	7,070,972	7,000,000
9/9/10 due 9/8/11 (Collateralized by U.S. Treasury Obligations valued at $7,564,620, 0.43% - 5.51%, 7/25/31 - 12/25/45)	7,070,778	7,000,000
Credit Suisse Securities (USA) LLC at:
0.28%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations valued at $1,032,929, 5%, 2/20/40)	1,000,008	1,000,000
0.33%, dated 9/30/10 due 10/1/10 (Collateralized by Equity Securities valued at $23,925,038)	22,000,202	22,000,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $20,406,121, 3.41% - 4.5%, 8/1/40 - 9/1/40)	20,012,000	20,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.41%, dated 9/28/10 due:
12/23/10 (Collateralized by Mortgage Loan Obligations valued at $3,251,032, 0.57% - 2.94%, 7/15/11 - 5/25/35)	$ 3,002,938	$ 3,000,000
12/30/10 (Collateralized by Mortgage Loan Obligations valued at $3,251,032, 0.57% - 2.94%, 7/15/11 - 5/25/35)	3,003,178	3,000,000
0.45%, dated:
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $2,139,780, 0.34% - 8.75%, 7/15/11 - 9/25/37)	2,002,275	2,000,000
8/16/10 due 11/16/10 (Collateralized by Corporate Obligations valued at $2,229,450, 2.57% - 9.13%, 5/15/19 - 5/15/37)	2,002,300	2,000,000
8/30/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $4,523,871, 5.65% - 5.93%, 6/1/14 - 5/15/37)	4,004,550	4,000,000
9/8/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $4,314,465, 0.76% - 8.88%, 9/15/11 - 6/1/56)	4,004,500	4,000,000
0.5%, dated:
7/15/10 due 10/13/10 (Collateralized by Mortgage Loan Obligations valued at $4,346,827, 0.53% - 9.5%, 7/15/15 - 3/25/38)	4,005,000	4,000,000
7/20/10 due 10/18/10 (Collateralized by Mortgage Loan Obligations valued at $2,164,128, 0.31% - 9.5%, 9/15/12 - 6/1/56)	2,002,500	2,000,000
7/23/10 due 10/21/10 (Collateralized by Corporate Obligations valued at $4,371,698, 0.61% - 13.5%, 6/15/15 - 5/15/37)	4,005,000	4,000,000
7/27/10 due 10/25/10 (Collateralized by Mortgage Loan Obligations valued at $4,371,179, 0.76% - 6.75%, 5/21/18 - 9/25/37)	4,005,000	4,000,000
9/14/10 due 11/15/10 (Collateralized by Equity Securities valued at $2,198,800)	2,001,722	2,000,000
0.55%, dated 7/7/10 due 10/5/10 (Collateralized by Mortgage Loan Obligations valued at $4,804,942, 2.82% - 13.5%, 7/15/15 - 5/15/37)	4,005,500	4,000,000

	Maturity Amount	Value
ING Financial Markets LLC at:
0.36%, dated 9/8/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $3,151,257, 4.63%, 4/1/14)	$ 3,000,900	$ 3,000,000
0.37%, dated 9/22/10 due 10/22/10 (Collateralized by Corporate Obligations valued at $1,053,487, 5.63%, 5/1/18)	1,000,308	1,000,000
J.P. Morgan Clearing Corp. at 0.75%, dated 9/7/10 due 3/7/11 (Collateralized by Equity Securities valued at $6,525,004)	6,022,625	6,000,000
J.P. Morgan Securities, Inc. at:
0.55%, dated 9/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $86,405,785, 2% - 3.75%, 10/1/14 - 12/1/15)	80,001,222	80,000,000
0.73%, dated 9/28/10 due 3/25/11 (Collateralized by Corporate Obligations valued at $3,241,922, 11.25%, 6/1/17)	3,010,828	3,000,000
RBC Capital Markets Co. at:
0.46%, dated 9/29/10 due 10/29/10 (Collateralized by Mortgage Loan Obligations valued at $5,250,134, 0.6% - 6.08%, 10/26/36 - 1/12/37)	5,001,917	5,000,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $2,106,658, 1.5% - 4%, 12/1/11 - 12/15/37)	2,008,743	2,000,000
RBS Securities, Inc. at:
0.67%, dated 9/17/10 due 10/18/10 (Collateralized by Corporate Obligations valued at $12,605,681, 5.34%, 12/16/16)	12,006,923	12,000,000
0.76%, dated 8/5/10 due 8/5/11 (Collateralized by Mortgage Loan Obligations valued at $7,560,306, 0.41%, 8/25/36) (e)(h)	7,053,939	7,000,000
UBS Securities LLC at:
0.4%, dated 8/27/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $1,069,881, 6.7%, 1/30/18)	1,001,044	1,000,000
0.44%, dated 8/16/10 due 11/15/10 (Collateralized by Corporate Obligations valued at $3,155,830, 0.03%, 10/15/19)	3,003,337	3,000,000
0.45%, dated:
8/19/10 due 11/17/10 (Collateralized by Corporate Obligations valued at $1,083,550, 3.7% - 4.88%, 8/1/14 - 10/1/14)	1,001,125	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
UBS Securities LLC at:
0.45%, dated:
9/14/10 due 12/13/10 (Collateralized by Corporate Obligations valued at $2,161,712, 3.7% - 4.88%, 8/1/14 - 10/1/14)	$ 2,002,250	$ 2,000,000
0.5%, dated:
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $4,205,690, 0.03%, 10/15/19)	4,005,056	4,000,000
8/10/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $1,083,550, 3.7% - 4.88%, 8/1/14 - 10/1/14)	1,001,250	1,000,000
0.53%, dated 8/4/10 due 11/2/10 (Collateralized by Corporate Obligations valued at $1,082,680, 8.63%, 11/1/10)	1,001,325	1,000,000
0.58%, dated 7/29/10 due 10/27/10 (Collateralized by Corporate Obligations valued at $3,243,965, 5.7% - 10.75%, 12/15/13 - 12/1/34)	3,004,313	3,000,000
0.66%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $2,105,970, 0.03%, 10/15/19)	2,003,227	2,000,000
0.71%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $2,164,995, 1.13%, 4/14/39)	2,003,471	2,000,000
Wells Fargo Securities, LLC at 0.58%, dated 7/7/10 due 10/7/10 (Collateralized by Corporate Obligations valued at $2,102,911, 6.25%, 10/15/37)	2,002,964	2,000,000
TOTAL REPURCHASE AGREEMENTS		335,538,000
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $2,377,524,096)		2,377,524,096
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(90,273,445)
NET ASSETS - 100%		$ 2,287,250,651
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE

Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $153,920,562 or 6.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $4,023,466 or 0.2% of net assets.

(d) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $20,999,072. The principal amount of the outstanding reverse repurchase agreement is $21,000,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) The maturity amount is based on the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.93%, 10/1/10	3/26/02	$ 10,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,538,000 due 10/01/10 at 0.31%
BNP Paribas Securities Corp.	$ 1,615,418
Banc of America Securities LLC	1,210,923
Bank of America NA	4,596,273
Barclays Capital, Inc.	504,818
Citibank NA	201,927
Citigroup Global Markets, Inc.	1,615,418
Credit Agricole Securities (USA) Inc.	807,709
Deutsche Bank Securities, Inc.	3,755,846
Goldman, Sachs & Co.	565,396
HSBC Securities (USA), Inc.	1,615,418
J.P. Morgan Securities, Inc.	5,193,885
Merrill Lynch Government Securities, Inc.	726,938
Morgan Stanley & Co., Inc.	605,782
RBC Capital Markets Corp.	1,635,610
RBS Securities, Inc.	807,709
UBS Securities LLC	1,534,647
Wells Fargo Securities LLC	2,544,283
$ 29,538,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2010, the cost of investment securities for income tax purposes was $2,377,524,096.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

September 30, 2010

1.808796.106

VIPSI-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.5%
		Principal Amount (o)	Value
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (e)		$ 921,000	$ 1,453,430
Hotels, Restaurants & Leisure - 0.0%
MGM Mirage, Inc. 4.25% 4/15/15 (e)		380,000	350,788
TOTAL CONSUMER DISCRETIONARY			1,804,218
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	156,553
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. 2.375% 4/15/15		1,360,000	1,528,912
Chesapeake Energy Corp. 2.5% 5/15/37		1,350,000	1,181,655
Massey Energy Co. 3.25% 8/1/15		2,320,000	2,050,648
			4,761,215
TOTAL ENERGY			4,917,768
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (e)		1,200,000	1,203,720
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		2,610,000	2,531,700
TOTAL CONVERTIBLE BONDS			10,457,406
Nonconvertible Bonds - 34.2%
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		170,000	173,825
10.75% 8/15/16 (e)		55,000	60,500
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (e)		145,000	151,163
Lear Corp.:
7.875% 3/15/18		110,000	116,325
8.125% 3/15/20		125,000	133,125
RSC Equipment Rental, Inc. 10% 7/15/17 (e)		180,000	201,600
Stoneridge, Inc. 9.5% 10/15/17 (e)		200,000	206,000
Tenneco, Inc.:
7.75% 8/15/18 (e)		125,000	128,594

		Principal Amount (o)	Value
8.125% 11/15/15		$ 80,000	$ 83,700
8.625% 11/15/14		519,000	531,975
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		305,000	347,700
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)		460,000	466,900
TRW Automotive, Inc.:
7% 3/15/14 (e)		20,000	21,100
7.25% 3/15/17 (e)		1,015,000	1,078,438
8.875% 12/1/17 (e)		120,000	132,000
			3,832,945
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (b)		607,000	188,170
7.7% 4/15/16 (b)		376,000	117,500
			305,670
Diversified Consumer Services - 0.1%
Mac-Gray Corp. 7.625% 8/15/15		40,000	38,900
Visant Corp. 10% 10/1/17 (e)		415,000	435,750
			474,650
Hotels, Restaurants & Leisure - 1.4%
GWR Operating Partnership LLP 10.875% 4/1/17 (e)		355,000	362,988
Harrah's Escrow Corp. 12.75% 4/15/18 (e)		620,000	576,600
Harrah's Operating Co., Inc. 11.25% 6/1/17		675,000	737,438
Landry's Restaurants, Inc. 11.625% 12/1/15		110,000	116,050
MCE Finance Ltd. 10.25% 5/15/18 (e)		620,000	690,525
MGM Mirage, Inc.:
5.875% 2/27/14		260,000	221,000
6.625% 7/15/15		860,000	720,250
6.75% 4/1/13		140,000	127,400
6.875% 4/1/16		235,000	194,463
7.5% 6/1/16		885,000	745,613
7.625% 1/15/17		372,000	316,200
9% 3/15/20 (e)		285,000	304,950
10.375% 5/15/14		100,000	111,250
11.125% 11/15/17		1,605,000	1,831,787
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		155,000	85,444
11.5% 11/1/17 (e)		540,000	483,300
Roadhouse Financing, Inc. 10.75% 10/15/17 (e)		450,000	463,500
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (e)		100,000	71,000
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	95,475
Station Casinos, Inc.:
6% 4/1/12 (b)		610,000	104
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.: - continued
6.5% 2/1/14 (b)		$ 811,000	$ 2,028
6.625% 3/15/18 (b)		830,000	2,075
6.875% 3/1/16 (b)		865,000	2,163
7.75% 8/15/16 (b)		920,000	92
Town Sports International Holdings, Inc. 11% 2/1/14		23,000	21,793
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,180,000	1,216,875
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		30,000	13,500
12.75% 1/15/13 (b)		230,000	288
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (e)		62,000	33,790
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (e)		1,495,000	1,592,175
			11,140,116
Household Durables - 0.1%
Controladora Mabe SA CV 7.875% 10/28/19 (e)		150,000	165,375
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		465,000	462,117
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)		485,000	516,525
Sealy Mattress Co. 10.875% 4/15/16 (e)		100,000	112,250
			1,256,267
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (e)		645,000	678,863
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	130,500
			809,363
Media - 2.9%
AMC Entertainment, Inc. 11% 2/1/16		550,000	588,500
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		545,000	574,975
CanWest Media, Inc. 8% 9/15/12 (b)		20,666	21,596
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		525,000	535,500

		Principal Amount (o)	Value
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		$ 400,112	$ 475,133
Clear Channel Communications, Inc.:
4.9% 5/15/15		165,000	90,544
5.5% 9/15/14		123,000	78,874
5.5% 12/15/16		115,000	58,650
5.75% 1/15/13		195,000	164,288
6.25% 3/15/11		10,000	9,925
6.875% 6/15/18		80,000	39,300
10.75% 8/1/16		2,105,000	1,647,163
11% 8/1/16 pay-in-kind (h)		325,075	244,229
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17		120,000	127,200
9.25% 12/15/17		2,585,000	2,759,488
EchoStar Communications Corp.:
7.125% 2/1/16		2,725,000	2,861,250
7.75% 5/31/15		1,100,000	1,177,000
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)		1,000,000	1,022,500
Gray Television, Inc. 10.5% 6/29/15		160,000	160,000
Interpublic Group of Companies, Inc. 10% 7/15/17		170,000	198,900
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,249,675
8.5% 7/15/29		230,000	221,950
MDC Partners, Inc. 11% 11/1/16 (e)		65,000	69,550
MediMedia USA, Inc. 11.375% 11/15/14 (e)		50,000	43,000
Net Servicos de Comunicacao SA 7.5% 1/27/20 (e)		485,000	552,900
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (e)		630,000	625,382
10% 8/1/14		615,000	645,750
11.5% 5/1/16		315,000	357,903
11.625% 2/1/14		160,000	181,792
Rainbow National Services LLC:
8.75% 9/1/12 (e)		110,000	110,000
10.375% 9/1/14 (e)		365,000	377,775
Sinclair Television Group, Inc. 8.375% 10/15/18 (e)		300,000	302,250
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)(h)		1,040,000	1,032,200
TL Acquisitions, Inc. 10.5% 1/15/15 (e)		2,560,000	2,553,600
Univision Communications, Inc. 12% 7/1/14 (e)		1,295,000	1,414,788
Videotron Ltd. 6.875% 1/15/14		125,000	127,188
			22,700,718
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Sears Holdings Corp. 6.625% 10/15/18 (e)		$ 935,000	$ 935,000
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		430,000	423,550
			1,358,550
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		185,000	168,581
9.625% 6/1/15 pay-in-kind (h)		287,886	253,294
Michaels Stores, Inc.:
0% 11/1/16 (c)		30,000	28,950
10% 11/1/14		65,000	68,494
Sonic Automotive, Inc. 9% 3/15/18		760,000	782,800
			1,302,119
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
7.625% 5/15/20		775,000	800,188
8.875% 4/1/16		170,000	178,925
			979,113
TOTAL CONSUMER DISCRETIONARY			44,159,511
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		100,000	105,000
16% 3/27/12 (e)		500,000	456,650
			561,650
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
8.625% 3/1/15		55,000	47,506
9.375% 12/15/15		140,000	120,050
9.5% 6/15/17		220,000	184,250
			351,806
Food Products - 0.1%
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		120,000	1,200
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		330,000	382,371
Michael Foods Group, Inc. 9.75% 7/15/18 (e)		155,000	164,881
Smithfield Foods, Inc. 10% 7/15/14 (e)		380,000	436,506
			984,958
Household Products - 0.0%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		230,000	269,100

		Principal Amount (o)	Value
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 40,000	$ 40,400
NBTY, Inc. 9% 10/1/18 (e)		425,000	448,375
Revlon Consumer Products Corp. 9.75% 11/15/15		300,000	312,000
			800,775
TOTAL CONSUMER STAPLES			2,968,289
ENERGY - 4.6%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		130,000	134,225
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)		240,000	244,800
Hercules Offshore, Inc. 10.5% 10/15/17 (e)		375,000	311,250
Pioneer Drilling Co. 9.875% 3/15/18 (e)		275,000	280,500
Pride International, Inc. 6.875% 8/15/20		260,000	280,800
			1,251,575
Oil, Gas & Consumable Fuels - 4.4%
Adaro Indonesia PT 7.625% 10/22/19 (e)		330,000	360,525
Arch Coal, Inc. 7.25% 10/1/20		140,000	147,000
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		245,000	271,338
Atlas Pipeline Partners LP 8.125% 12/15/15		840,000	848,400
ATP Oil & Gas Corp. 11.875% 5/1/15 (e)		2,620,000	2,259,750
Berry Petroleum Co.:
8.25% 11/1/16		150,000	153,750
10.25% 6/1/14		145,000	163,125
Chaparral Energy, Inc.:
8.5% 12/1/15		275,000	268,125
9.875% 10/1/20 (e)		155,000	158,100
Chesapeake Energy Corp.:
6.5% 8/15/17		920,000	944,196
6.875% 11/15/20		2,335,000	2,475,100
7.25% 12/15/18		515,000	556,200
7.625% 7/15/13		655,000	712,313
9.5% 2/15/15		360,000	416,700
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	306,484
Concho Resources, Inc. 8.625% 10/1/17		155,000	163,324
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (e)		270,000	273,375
CONSOL Energy, Inc.:
8% 4/1/17 (e)		525,000	565,688
8.25% 4/1/20 (e)		540,000	588,600
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc.:
7.125% 4/1/21 (e)		$ 215,000	$ 223,600
8.25% 10/1/19		65,000	70,850
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	405,600
Denbury Resources, Inc.:
8.25% 2/15/20		308,000	335,720
9.75% 3/1/16		105,000	117,600
Drummond Co., Inc.:
7.375% 2/15/16		330,000	334,125
9% 10/15/14 (e)		675,000	710,438
DTEK Finance BV 9.5% 4/28/15 (e)		230,000	237,475
Energy Transfer Equity LP 7.5% 10/15/20		860,000	903,000
EXCO Resources, Inc.:
7.25% 1/15/11		10,000	10,000
7.5% 9/15/18		1,300,000	1,285,310
International Coal Group, Inc. 9.125% 4/1/18		300,000	318,750
InterNorth, Inc. 9.625% 3/16/06 (b)		100,000	0
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (e)		260,000	285,350
8.375% 7/2/13 (e)		265,000	293,488
9.125% 7/2/18 (e)		330,000	403,013
11.75% 1/23/15 (e)		380,000	481,175
LINN Energy LLC:
7.75% 2/1/21 (e)		820,000	825,125
8.625% 4/15/20 (e)		780,000	826,800
Mariner Energy, Inc.:
7.5% 4/15/13		185,000	191,706
8% 5/15/17		305,000	336,263
11.75% 6/30/16		320,000	402,400
Naftogaz of Ukraine NJSC 9.5% 9/30/14		255,000	276,356
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		320,000	353,600
Newfield Exploration Co. 6.875% 2/1/20		1,025,000	1,083,938
OPTI Canada, Inc.:
7.875% 12/15/14		555,000	417,638
8.25% 12/15/14		95,000	71,488
Pan American Energy LLC 7.875% 5/7/21 (e)		170,000	176,800
Peabody Energy Corp. 7.875% 11/1/26		300,000	333,000
Pemex Project Funding Master Trust 6.625% 6/15/35		170,000	186,575

		Principal Amount (o)	Value
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		$ 145,000	$ 164,575
8.375% 12/10/18		140,000	175,276
Petrohawk Energy Corp. 7.875% 6/1/15		1,615,000	1,691,713
Petroleos de Venezuela SA:
5.25% 4/12/17		865,000	501,700
5.375% 4/12/27		3,450,000	1,673,250
5.5% 4/12/37		510,000	235,875
Petroleos Mexicanos:
5.5% 1/21/21 (e)		160,000	170,560
6% 3/5/20 (e)		245,000	270,113
6.625% (e)		310,000	313,255
6.625% 6/15/35 (e)		145,000	159,138
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		300,000	304,500
Petroleum Development Corp. 12% 2/15/18		265,000	294,150
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	704,000
Plains Exploration & Production Co. 10% 3/1/16		645,000	733,688
Quicksilver Resources, Inc. 11.75% 1/1/16		335,000	392,788
Rosetta Resources, Inc. 9.5% 4/15/18		290,000	299,425
Southern Star Central Corp. 6.75% 3/1/16		90,000	90,900
Southwestern Energy Co. 7.5% 2/1/18		150,000	169,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17		290,000	337,125
Teekay Corp. 8.5% 1/15/20		295,000	320,075
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	21,859
7.5% 4/1/17		445,000	521,615
7.625% 4/1/37		50,000	57,483
8% 2/1/16		75,000	89,250
8.375% 6/15/32		40,000	48,438
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		290,000	315,375
Venoco, Inc. 11.5% 10/1/17		410,000	433,575
W&T Offshore, Inc. 8.25% 6/15/14 (e)		310,000	296,050
YPF SA 10% 11/2/28		525,000	577,500
			34,892,402
TOTAL ENERGY			36,143,977
FINANCIALS - 5.9%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		460,000	470,350
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
HSBC Bank PLC 5.75% 6/27/17 (d)	GBP	100,000	$ 163,173
Penson Worldwide, Inc. 12.5% 5/15/17 (e)		290,000	289,275
			922,798
Commercial Banks - 1.2%
African Export-Import Bank 8.75% 11/13/14		320,000	360,800
Akbank T. A. S. 5.125% 7/22/15 (e)		380,000	378,100
Ally Financial, Inc. 7.5% 9/15/20 (e)		1,605,000	1,689,263
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	200,000	275,476
Banco Bradesco SA 5.9% 1/16/21 (e)		170,000	172,380
Banco de Credito del Peru 5.375% 9/16/20 (e)		170,000	171,921
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (e)		100,000	115,375
BanColombia SA 6.125% 7/26/20		165,000	171,188
CIT Group, Inc.:
7% 5/1/13		123,142	123,450
7% 5/1/14		184,712	183,788
7% 5/1/15		184,712	183,327
7% 5/1/16		307,853	302,081
7% 5/1/17		430,992	421,295
Development Bank of Philippines 8.375% (h)		400,000	446,000
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		1,850,000	1,873,125
Export-Import Bank of India 0.73% 6/7/12 (h)	JPY	10,000,000	116,854
HSBK (Europe) B.V. 9.25% 10/16/13 (e)		655,000	727,050
Intesa Sanpaolo SpA 3.75% 11/23/16	EUR	150,000	207,359
Itau Unibanco Holding SA 5.75% 1/22/21 (e)		140,000	140,350
Kazkommerts International BV 8.5% 4/16/13 (e)		385,000	376,338
KBC IFIMA NV 1.078% 12/14/15 (h)	EUR	200,000	247,894
RSHB Capital SA 9% 6/11/14 (e)		115,000	131,710
SNS Bank NV 3.5% 9/28/20	EUR	100,000	137,025
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		300,000	291,000

		Principal Amount (o)	Value
US Bank NA 4.375% 2/28/17 (h)	EUR	100,000	$ 135,259
Wells Fargo & Co. 7.98% (h)		135,000	143,100
			9,521,508
Consumer Finance - 1.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (e)		80,000	68,800
Ford Motor Credit Co. LLC:
6.625% 8/15/17		810,000	860,625
7% 10/1/13		340,000	364,779
7.25% 10/25/11		790,000	829,299
7.375% 2/1/11		45,000	45,834
7.5% 8/1/12		645,000	686,925
8% 6/1/14		335,000	368,165
12% 5/15/15		1,620,000	2,037,150
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	949,313
8% 11/1/31		490,000	515,699
GMAC LLC:
6% 4/1/11		91,000	91,118
6.75% 12/1/14		280,000	291,900
8% 11/1/31		5,898,000	6,296,115
			13,405,722
Diversified Financial Services - 2.5%
Azovstal Capital BV 9.125% 2/28/11		100,000	100,870
Bank of America Corp.:
4% 3/28/18 (h)	EUR	250,000	328,058
8% (h)		350,000	359,170
8.125% (h)		480,000	494,400
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		220,000	220,550
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (e)		235,000	244,988
8.125% 4/30/20 (e)		565,000	600,313
City of Buenos Aires 12.5% 4/6/15 (e)		660,000	708,840
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	15,991	29,291
8.151% 12/31/30	GBP	30,000	61,314
FireKeepers Development Authority 13.875% 5/1/15 (e)		100,000	116,500
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		199,000	197,508
GMAC, Inc. 8% 3/15/20 (e)		3,940,000	4,314,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,390,000	1,398,688
8% 1/15/18		1,958,000	1,970,238
Imperial Tobacco Finance 7.75% 6/24/19	GBP	100,000	193,442
Ineos Finance PLC 9% 5/15/15 (e)		215,000	225,213
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13		$ 547,000	$ 536,744
5.65% 6/1/14		678,000	657,660
6.375% 3/25/13		344,000	345,720
6.625% 11/15/13		1,381,000	1,391,358
Landrys Holdings, Inc. 11.5% 6/1/14 (e)		270,000	251,100
LBI Escrow Corp. 8% 11/1/17 (e)		580,000	632,954
Myriad International Holding BV 6.375% 7/28/17 (e)		275,000	286,344
NCO Group, Inc. 11.875% 11/15/14		120,000	108,000
Offshore Group Investment Ltd. 11.5% 8/1/15 (e)		710,000	749,050
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		145,000	155,150
TMK Capital SA 10% 7/29/11		500,000	519,500
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (e)		350,000	395,500
UPC Germany GmbH 8.125% 12/1/17 (e)		560,000	581,000
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	50,000	69,184
4.375% 5/19/14	EUR	100,000	143,195
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)		1,071,458	1,112,664
			19,498,806
Insurance - 0.2%
American International Group, Inc.:
5.45% 5/18/17		340,000	345,950
5.85% 1/16/18		120,000	124,200
8.25% 8/15/18		400,000	466,000
AXA SA 5.25% 4/16/40 (h)	EUR	150,000	203,125
			1,139,275
Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (e)		305,000	303,109
7.5% 2/15/20 (e)		385,000	404,250
Senior Housing Properties Trust 8.625% 1/15/12		280,000	295,400
			1,002,759
Real Estate Management & Development - 0.1%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		425,000	491,938
Realogy Corp.:
10.5% 4/15/14		270,000	230,850
11.75% 4/15/14 pay-in-kind (h)		230,662	184,493

		Principal Amount (o)	Value
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (e)		$ 65,000	$ 68,900
Ventas Realty LP 6.5% 6/1/16		65,000	67,600
			1,043,781
TOTAL FINANCIALS			46,534,649
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		90,000	96,075
Health Care Providers & Services - 1.2%
Apria Healthcare Group, Inc. 11.25% 11/1/14		505,000	555,500
Capella Healthcare, Inc. 9.25% 7/1/17 (e)		280,000	299,600
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (h)		257,393	258,680
CRC Health Group, Inc. 10.75% 2/1/16		90,000	84,600
DASA Finance Corp. 8.75% 5/29/18 (e)		240,000	268,800
Gentiva Health Services, Inc. 11.5% 9/1/18 (e)		475,000	510,625
HCA, Inc.:
5.75% 3/15/14		220,000	217,800
6.25% 2/15/13		110,000	111,925
6.375% 1/15/15		75,000	74,625
6.5% 2/15/16		275,000	273,625
6.75% 7/15/13		110,000	112,200
7.25% 9/15/20		1,935,000	2,065,613
9.125% 11/15/14		580,000	609,000
9.25% 11/15/16		1,215,000	1,312,200
HealthSouth Corp. 8.125% 2/15/20		575,000	595,125
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	92,025
InVentiv Health, Inc. 10% 8/15/18 (e)		75,000	74,813
LifePoint Hospitals, Inc. 6.625% 10/1/20 (e)		345,000	352,763
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (e)		390,000	400,725
Rhoen-Klinikum AG 3.875% 3/11/16	EUR	100,000	139,946
Rotech Healthcare, Inc. 10.75% 10/15/15 (e)		190,000	189,050
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	77,220
Sun Healthcare Group, Inc. 9.125% 4/15/15		30,000	31,650
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		146,000	151,475
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
UHS Escrow Corp. 7% 10/1/18 (e)		$ 85,000	$ 87,550
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	56,100
			9,003,235
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	70,875
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (e)		435,000	429,563
Leiner Health Products, Inc. 11% 6/1/12 (b)		90,000	5,400
Mylan, Inc.:
7.625% 7/15/17 (e)		315,000	335,475
7.875% 7/15/20 (e)		570,000	612,750
			1,383,188
TOTAL HEALTH CARE			10,553,373
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	37,500
12% 11/1/14 pay-in-kind		115,249	112,541
DigitalGlobe, Inc. 10.5% 5/1/14		185,000	207,200
GeoEye, Inc. 9.625% 10/1/15		75,000	82,125
Hexcel Corp. 6.75% 2/1/15		100,000	100,250
			539,616
Airlines - 0.8%
Air Canada 9.25% 8/1/15 (e)		370,000	376,475
American Airlines, Inc. equipment trust certificate 13% 8/1/16		308,422	363,938
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		399,431	475,323
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		49,565	47,582
3.4206% 6/2/13 (h)		2,532,916	2,292,289
Continental Airlines, Inc. 7.25% 11/10/19		390,000	425,100
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		750,000	0
9.5% 9/15/14 (e)		103,000	111,498
10% 8/15/08 (a)		70,000	0

		Principal Amount (o)	Value
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		$ 597,230	$ 624,106
8.021% 8/10/22		272,762	274,808
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	0
8.875% 6/1/06 (a)		80,000	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		127,179	128,451
8.028% 11/1/17		54,723	55,270
United Air Lines, Inc.:
9.875% 8/1/13 (e)		170,000	184,450
12% 11/1/13 (e)		270,000	299,025
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		632,897	707,263
			6,365,578
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		753,333	802,300
Commercial Services & Supplies - 0.7%
ACCO Brands Corp. 10.625% 3/15/15		45,000	50,288
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	127,718
Casella Waste Systems, Inc. 11% 7/15/14		105,000	114,450
Cenveo Corp. 10.5% 8/15/16 (e)		175,000	178,938
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (e)		290,000	313,925
Garda World Security Corp. 9.75% 3/15/17 (e)		185,000	197,025
International Lease Finance Corp.:
4.75% 1/13/12		190,000	190,000
5% 9/15/12		205,000	203,975
6.5% 9/1/14 (e)		380,000	404,700
6.75% 9/1/16 (e)		380,000	405,650
7.125% 9/1/18 (e)		760,000	813,200
8.625% 9/15/15 (e)		655,000	700,850
8.75% 3/15/17 (e)		980,000	1,055,950
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	482,400
7.75% 1/15/15		97,000	97,970
The Geo Group, Inc. 7.75% 10/15/17 (e)		220,000	232,650
			5,569,689
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (e)		105,000	112,350
Odebrecht Overseas Ltd. 9.625%		200,000	199,500
			311,850
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		$ 40,000	$ 40,600
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	60,900
			101,500
Industrial Conglomerates - 0.1%
Sequa Corp.:
11.75% 12/1/15 (e)		705,000	752,588
13.5% 12/1/15 pay-in-kind (e)		280,685	303,842
			1,056,430
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18 (e)		55,000	57,750
ArvinMeritor, Inc. 10.625% 3/15/18		170,000	187,850
Chart Industries, Inc. 9.125% 10/15/15		60,000	62,100
Navistar International Corp. 8.25% 11/1/21		710,000	756,150
Terex Corp. 10.875% 6/1/16		330,000	377,850
			1,441,700
Marine - 0.2%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (e)		875,000	918,750
9.5% 12/15/14		785,000	800,700
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	95,000
			1,814,450
Road & Rail - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18		200,000	210,500
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		100,000	104,000
7.625% 12/1/13		100,000	103,750
8% 2/1/18 (e)		2,500,000	2,700,000
12.5% 4/1/16		705,000	846,000
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		200,000	207,250
Western Express, Inc. 12.5% 4/15/15 (e)		245,000	235,200
			4,406,700
Trading Companies & Distributors - 0.2%
Aircastle Ltd. 9.75% 8/1/18 (e)		755,000	783,313

		Principal Amount (o)	Value
Penhall International Corp. 12% 8/1/14 (b)(e)		$ 80,000	$ 48,000
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)		647,482	673,381
			1,504,694
Transportation Infrastructure - 0.1%
Trico Shipping AS 11.875% 11/1/14 (e)		720,000	642,600
TOTAL INDUSTRIALS			24,557,107
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.3%
Avaya, Inc. 9.75% 11/1/15		85,000	80,538
Brocade Communications Systems, Inc.:
6.625% 1/15/18		90,000	93,150
6.875% 1/15/20		170,000	175,950
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		320,000	331,200
Lucent Technologies, Inc.:
6.45% 3/15/29		1,620,000	1,178,550
6.5% 1/15/28		400,000	289,000
ViaSat, Inc. 8.875% 9/15/16		105,000	112,875
			2,261,263
Electronic Equipment & Components - 0.2%
Reddy Ice Corp.:
11.25% 3/15/15		1,875,000	1,945,313
13.25% 11/1/15		130,000	117,000
			2,062,313
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		665,000	709,888
IT Services - 0.2%
Ceridian Corp. 11.25% 11/15/15		275,000	250,938
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (e)		240,000	257,400
7.875% 7/15/20 (e)		320,000	346,400
SunGard Data Systems, Inc. 9.125% 8/15/13		260,000	266,500
Unisys Corp.:
12.5% 1/15/16		210,000	234,150
12.75% 10/15/14 (e)		32,000	37,120
14.25% 9/15/15 (e)		26,000	31,200
			1,423,708
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (e)		135,000	140,063
8.125% 12/15/17		270,000	286,200
Amkor Technology, Inc. 7.375% 5/1/18 (e)		280,000	282,800
Avago Technologies Finance Ltd. 11.875% 12/1/15		505,000	542,875
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (e)		$ 190,000	$ 201,400
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		81,274	0
NXP BV/NXP Funding LLC 9.75% 8/1/18 (e)		275,000	292,188
Spansion LLC 11.25% 1/15/16 (b)(e)		255,000	237,734
Viasystems, Inc. 12% 1/15/15 (e)		310,000	338,288
			2,321,548
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (e)		50,000	35,500
TOTAL INFORMATION TECHNOLOGY			8,814,220
MATERIALS - 2.8%
Chemicals - 0.7%
Ashland, Inc. 9.125% 6/1/17		160,000	183,008
Berry Plastics Corp. 8.25% 11/15/15		385,000	391,738
Braskem Finance Ltd. 7% 5/7/20 (e)		130,000	137,800
Chemtura Corp. 6.875% 6/1/16 (b)		85,000	97,750
Ferro Corp. 7.875% 8/15/18		105,000	108,549
Georgia Gulf Corp. 9% 1/15/17 (e)		860,000	903,000
MacDermid, Inc. 9.5% 4/15/17 (e)		40,000	41,800
Momentive Performance Materials, Inc.:
9.75% 12/1/14		530,000	542,561
10.125% 12/1/14 pay-in-kind (h)		1,118,130	1,129,311
11.5% 12/1/16		670,000	668,325
NOVA Chemicals Corp.:
3.7476% 11/15/13 (h)		105,000	100,013
6.5% 1/15/12		375,000	389,063
OXEA Finance & Cy SCA 9.5% 7/15/17 (e)		310,000	332,863
PolyOne Corp. 7.375% 9/15/20		155,000	159,263
Solutia, Inc.:
7.875% 3/15/20		175,000	190,750
8.75% 11/1/17		85,000	92,863
Sterling Chemicals, Inc. 10.25% 4/1/15		90,000	90,450

		Principal Amount (o)	Value
TPC Group LLC 8.25% 10/1/17 (e)		$ 190,000	$ 194,275
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		95,000	87,756
			5,841,138
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14		80,000	85,200
SOV Housing Capital PLC 5.705% 9/10/39	GBP	100,000	174,619
			259,819
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		40,000	40,400
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		200,000	200,000
9.125% 10/15/20 (e)		360,000	360,000
Berry Plastics Holding Corp.:
4.1672% 9/15/14 (h)		45,000	38,700
8.875% 9/15/14		1,475,000	1,430,750
BWAY Holding Co. 10% 6/15/18 (e)		205,000	222,938
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,182,775
7.5% 12/15/96		160,000	123,200
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		85,000	0
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		430,000	0
Vitro SAB de CV:
8.625% 2/1/12 (b)		2,215,000	1,052,125
9.125% 2/1/17 (b)		120,000	57,000
			4,707,888
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (e)		1,759	8,290
9.75% 12/15/14 pay-in-kind (b)(h)		150,000	375
CSN Islands XI Corp. 6.875% 9/21/19 (e)		365,000	396,938
Edgen Murray Corp. 12.25% 1/15/15		675,000	487,688
Evraz Group SA 8.875% 4/24/13 (e)		710,000	759,700
FMG Finance Property Ltd.:
10% 9/1/13 (e)		295,000	330,400
10.625% 9/1/16 (e)		2,707,000	3,329,610
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17		1,280,000	1,428,736
Gerdau Trade, Inc. 5.75% 1/30/21 (e)		240,000	242,880
McJunkin Red Man Corp. 9.5% 12/15/16 (e)		330,000	297,825
Metinvest BV 10.25% 5/20/15 (e)		260,000	274,300
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Novelis, Inc. 11.5% 2/15/15		$ 80,000	$ 90,400
RathGibson, Inc. 11.25% 2/15/14 (b)		304,072	3,305
Severstal Columbus LLC 10.25% 2/15/18 (e)		555,000	582,750
Southern Copper Corp. 6.75% 4/16/40		260,000	278,200
Teck Resources Ltd.:
9.75% 5/15/14		151,000	186,212
10.25% 5/15/16		296,000	359,640
10.75% 5/15/19		276,000	347,567
			9,404,816
Paper & Forest Products - 0.3%
ABI Escrow Corp. 10.25% 10/15/18 (e)(g)		1,440,000	1,479,600
Glatfelter 7.125% 5/1/16		40,000	40,800
NewPage Corp.:
6.7156% 5/1/12 (h)		90,000	40,950
11.375% 12/31/14		345,000	312,225
Solo Cup Co. 8.5% 2/15/14		135,000	115,425
Stone Container Corp. 8.375% 7/1/12 (b)		220,000	0
			1,989,000
TOTAL MATERIALS			22,202,661
TELECOMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 5.3%
Alestra SA de RL de CV 11.75% 8/11/14		350,000	392,875
Citizens Communications Co.:
7.125% 3/15/19		225,000	230,625
7.875% 1/15/27		280,000	275,800
9% 8/15/31		220,000	234,575
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)		1,775,000	1,917,000
Frontier Communications Corp.:
8.25% 4/15/17		1,350,000	1,461,375
8.5% 4/15/20		1,350,000	1,468,125
8.75% 4/15/22		735,000	811,220
Global Crossing Ltd. 12% 9/15/15		1,920,000	2,169,600
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		145,000	159,319
Intelsat Bermuda Ltd.:
11.25% 2/4/17		3,375,000	3,628,125
12% 2/4/17 pay-in-kind (h)		4,256,533	4,562,324
Intelsat Corp.:
9.25% 8/15/14		315,000	325,238

		Principal Amount (o)	Value
9.25% 6/15/16		$ 560,000	$ 596,400
Intelsat Ltd. 11.25% 6/15/16		1,680,000	1,827,000
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (e)		285,000	303,525
Qwest Communications International, Inc.:
7.125% 4/1/18 (e)		530,000	553,850
7.5% 2/15/14		480,000	489,600
7.5% 2/15/14		110,000	112,200
Qwest Corp. 8.375% 5/1/16		550,000	652,465
Sprint Capital Corp.:
6.875% 11/15/28		5,267,000	4,819,305
6.9% 5/1/19		1,190,000	1,195,950
8.75% 3/15/32		7,780,000	8,169,000
Telemar Norte Leste SA 5.5% 10/23/20 (e)		140,000	141,932
U.S. West Communications:
6.875% 9/15/33		200,000	197,500
7.25% 9/15/25		35,000	36,750
7.25% 10/15/35		70,000	69,125
7.5% 6/15/23		30,000	30,150
Wind Acquisition Finance SA:
11.75% 7/15/17 (e)		3,680,000	4,121,600
12% 12/1/15 (e)		1,135,000	1,203,100
			42,155,653
Wireless Telecommunication Services - 2.7%
Clearwire Escrow Corp. 12% 12/1/15 (e)		335,000	361,800
Digicel Group Ltd.:
8.875% 1/15/15 (e)		1,875,000	1,907,813
9.125% 1/15/15 pay-in-kind (e)(h)		917,000	933,048
10.5% 4/15/18 (e)		2,495,000	2,707,075
12% 4/1/14 (e)		1,145,000	1,322,475
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (e)		325,000	352,625
9.5% 6/15/16		1,215,000	1,293,975
11.5% 6/15/16		560,000	609,000
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		1,430,000	1,446,159
8.875% 1/15/15		760,000	786,600
Millicom International Cellular SA 10% 12/1/13		1,580,000	1,625,425
Mobile Telesystems Finance SA 8% 1/28/12 (e)		192,000	202,560
MTS International Funding Ltd. 8.625% 6/22/20 (e)		410,000	471,500
Nextel Communications, Inc.:
5.95% 3/15/14		460,000	457,700
7.375% 8/1/15		335,000	336,675
NII Capital Corp. 10% 8/15/16		1,325,000	1,507,188
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)		900,000	868,500
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		$ 850,000	$ 820,250
Sprint Nextel Corp. 6% 12/1/16		1,515,000	1,496,063
Telecom Personal SA 9.25% 12/22/10 (e)		425,000	433,500
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		430,000	446,125
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		555,000	600,094
			20,986,150
TOTAL TELECOMMUNICATION SERVICES			63,141,803
UTILITIES - 1.3%
Electric Utilities - 0.4%
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		105,000	111,038
Intergen NV 9% 6/30/17 (e)		1,255,000	1,327,163
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		425,000	496,188
7.75% 1/20/20 (e)		265,000	317,338
8% 8/7/19 (e)		165,000	199,238
National Power Corp. 6.875% 11/2/16 (e)		200,000	234,000
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (h)		129,626	68,985
			2,753,950
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		375,000	405,000
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	196,114
8% 3/1/32		350,000	410,647
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		410,000	401,800
			1,413,561
Independent Power Producers & Energy Traders - 0.5%
Energy Future Holdings Corp.:
10% 1/15/20 (e)		720,000	721,800
10.875% 11/1/17		703,000	418,285
12% 11/1/17 pay-in-kind (h)		86,676	36,317
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20		2,042,000	2,031,790
Enron Corp. 7.625% 9/10/04 (b)		400,000	0

		Principal Amount (o)	Value
GenOn Escrow Corp.:
9.5% 10/15/18 (e)(g)		$ 275,000	$ 266,063
9.875% 10/15/20 (e)(g)		95,000	91,438
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		235,000	283,763
7.39% 12/2/24 (e)		280,000	345,800
Tenaska Alabama Partners LP 7% 6/30/21 (e)		80,827	80,019
			4,275,275
Multi-Utilities - 0.2%
Aquila, Inc. 11.875% 7/1/12 (h)		120,000	138,083
NiSource Finance Corp. 10.75% 3/15/16		1,159,000	1,531,568
Utilicorp United, Inc. 7.95% 2/1/11 (d)		3,000	3,064
			1,672,715
Water Utilities - 0.0%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	274,500
TOTAL UTILITIES			10,390,001
TOTAL NONCONVERTIBLE BONDS			269,465,591
TOTAL CORPORATE BONDS (Cost $258,219,807)			279,922,997
U.S. Government and Government Agency Obligations - 22.0%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
1% 9/23/13		350,000	351,388
1.125% 7/30/12		1,370,000	1,385,004
1.25% 8/20/13		750,000	758,775
Federal Home Loan Bank:
0.875% 8/22/12		495,000	498,146
1.5% 1/16/13		940,000	958,291
1.875% 6/21/13		2,240,000	2,308,150
3.625% 10/18/13		925,000	1,003,799
Freddie Mac:
1.75% 6/15/12		5,923,000	6,050,433
4.125% 12/21/12		432,000	465,095
4.5% 1/15/14		172,000	191,630
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		530,000	654,040
U.S. Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
4.625% 9/15/60		$ 650,000	$ 680,943
5.25% 9/15/39		400,000	464,180
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			15,769,874
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes 3% 7/15/12		9,643,092	10,243,759
U.S. Treasury Obligations - 16.9%
U.S. Treasury Bonds:
3.5% 2/15/39		4,030,000	3,897,768
3.875% 8/15/40		7,964,000	8,231,543
4.375% 2/15/38		675,000	760,641
4.75% 2/15/37		250,000	298,867
5.25% 2/15/29		2,825,000	3,570,534
6.25% 8/15/23		5,561,000	7,530,812
7.5% 11/15/16		2,155,000	2,886,185
7.5% 11/15/24		780,000	1,182,309
7.875% 2/15/21		200,000	296,406
8% 11/15/21		870,000	1,312,204
8.75% 5/15/20		922,000	1,418,728
U.S. Treasury Notes:
0.75% 8/15/13		5,992,000	6,014,937
0.75% 9/15/13		3,084,000	3,094,359
0.875% 1/31/12		1,407,000	1,417,168
1% 12/31/11		408,000	411,459
1.375% 11/15/12		628,000	640,168
1.375% 2/15/13		297,000	303,010
1.5% 12/31/13		409,000	419,257
1.75% 4/15/13		1,779,000	1,832,921
1.75% 7/31/15		4,750,000	4,865,425
1.875% 4/30/14		2,288,000	2,373,086
1.875% 6/30/15		779,000	802,918
1.875% 8/31/17		3,300,000	3,297,938
1.875% 9/30/17		3,000,000	2,994,375
2.375% 8/31/14		12,800,000	13,507,994
2.375% 9/30/14		2,782,000	2,936,966
2.375% 10/31/14		4,724,000	4,986,772
2.5% 3/31/15		4,688,000	4,971,858
2.5% 4/30/15		3,449,000	3,657,016
2.625% 7/31/14		5,363,000	5,709,922
2.625% 4/30/16		1,135,000	1,204,165
2.625% 8/15/20		3,500,000	3,532,267
2.75% 11/30/16		1,500,000	1,594,218
2.75% 2/15/19		2,778,000	2,882,175
3% 9/30/16		1,969,000	2,124,059
3% 2/28/17		1,500,000	1,613,555
3.125% 8/31/13		1,375,000	1,474,688

		Principal Amount (o)	Value
3.125% 9/30/13		$ 1,291,000	$ 1,386,010
3.125% 10/31/16		3,249,000	3,527,196
3.125% 1/31/17		1,636,000	1,773,143
3.125% 5/15/19		4,468,000	4,748,997
3.375% 6/30/13		734,000	790,426
3.5% 5/15/20		1,027,000	1,114,860
3.625% 8/15/19		2,209,000	2,429,555
3.75% 11/15/18		328,000	366,463
3.875% 5/15/18		218,000	246,187
4% 8/15/18		721,000	819,969
4.25% 11/15/17		1,975,000	2,285,600
4.5% 5/15/17		1,172,000	1,370,141
5.125% 5/15/16		1,865,000	2,233,919
TOTAL U.S. TREASURY OBLIGATIONS			133,141,139
Other Government Related - 1.8%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (f)		200,000	204,949
3.125% 6/15/12 (FDIC Guaranteed) (f)		9,000	9,378
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (f)		1,350,000	1,378,293
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (f)		4,000,000	4,101,452
1.875% 11/15/12 (FDIC Guaranteed) (f)		525,000	538,207
2% 3/30/12 (FDIC Guaranteed) (f)		250,000	255,275
2.125% 7/12/12 (FDIC Guaranteed) (f)		172,000	176,791
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (f)		1,693,000	1,739,282
2.125% 12/21/12 (FDIC Guaranteed) (f)		1,000,000	1,031,819
2.625% 12/28/12 (FDIC Guaranteed) (f)		384,000	400,378
3% 12/9/11 (FDIC Guaranteed) (f)		310,000	319,430
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (f)		1,360,000	1,391,313
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (f)		9,000	9,410
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (f)		530,000	545,022
U.S. Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.125% 12/1/11 (FDIC Guaranteed) (f)		$ 50,000	$ 51,547
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (f)		1,898,000	1,960,120
TOTAL OTHER GOVERNMENT RELATED			14,112,666
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $166,514,960)			173,267,438
U.S. Government Agency - Mortgage Securities - 3.4%

Fannie Mae - 2.4%
1.925% 11/1/35 (h)		42,999	44,414
2.122% 9/1/33 (h)		48,038	49,603
2.217% 10/1/34 (h)		71,975	74,635
2.229% 7/1/35 (h)		41,335	42,741
2.425% 5/1/35 (h)		23,036	24,151
2.566% 6/1/36 (h)		3,985	4,178
2.58% 10/1/35 (h)		6,104	6,340
2.639% 7/1/35 (h)		27,634	29,154
2.73% 11/1/33 (h)		10,231	10,742
2.731% 5/1/35 (h)		72,278	76,182
2.764% 9/1/34 (h)		38,073	39,824
2.776% 1/1/35 (h)		25,948	27,149
2.803% 11/1/36 (h)		6,810	7,173
2.814% 2/1/35 (h)		136,168	142,950
2.839% 9/1/36 (h)		15,780	16,613
2.842% 7/1/35 (h)		71,683	75,258
2.888% 9/1/35 (h)		77,477	81,549
2.91% 3/1/33 (h)		15,268	16,004
3% 9/1/25 (g)		1,000,000	1,014,326
3.031% 7/1/35 (h)		48,421	50,721
3.06% 4/1/36 (h)		30,671	32,339
3.097% 11/1/36 (h)		18,164	19,152
3.142% 8/1/35 (h)		76,965	81,487
3.261% 10/1/37 (h)		25,508	26,736
3.303% 10/1/35 (h)		127,492	133,260
3.36% 1/1/40 (h)		1,823,142	1,906,773
3.5% 10/1/25 (g) (n)		3,000,000	3,095,722
3.5% 10/1/25 (g) (n)		4,000,000	4,127,630
3.5% 11/1/25 (g)		6,000,000	6,172,226
3.5% 10/1/40 (g)		1,000,000	1,007,278
3.527% 6/1/47 (h)		13,026	13,619

		Principal Amount (o)	Value
3.636% 2/1/37 (h)		$ 55,299	$ 57,913
4% 9/1/13		15,615	16,312
5% 6/1/14		3,070	3,256
5.034% 2/1/34 (h)		43,527	45,530
5.539% 9/1/35 (h)		52,022	55,086
5.57% 2/1/36 (h)		9,882	10,258
5.597% 4/1/36 (h)		58,092	60,625
5.762% 5/1/36 (h)		11,828	12,328
6% 6/1/16 to 10/1/16		15,084	16,271
6.186% 3/1/37 (h)		11,865	12,673
6.5% 4/1/12 to 9/1/32		159,122	175,887
TOTAL FANNIE MAE			18,916,068
Freddie Mac - 0.3%
1.79% 3/1/37 (h)		63,558	65,467
1.866% 5/1/37 (h)		11,465	11,846
1.932% 3/1/35 (h)		17,866	18,368
2.414% 6/1/33 (h)		31,053	32,386
2.416% 5/1/37 (h)		99,843	105,074
2.452% 5/1/37 (h)		66,167	69,341
2.535% 6/1/37 (h)		27,627	29,111
2.545% 10/1/35 (h)		38,099	39,837
2.613% 12/1/33 (h)		65,416	68,681
2.625% 5/1/35 (h)		57,397	60,298
2.639% 7/1/35 (h)		35,583	37,224
2.865% 9/1/35 (h)		15,840	16,634
3.022% 7/1/35 (h)		19,125	20,218
3.065% 1/1/36 (h)		190,832	200,743
3.137% 1/1/35 (h)		79,805	83,694
3.152% 4/1/37 (h)		11,160	11,687
3.403% 3/1/37 (h)		11,022	11,393
3.513% 10/1/36 (h)		40,894	42,569
3.706% 5/1/37 (h)		7,383	7,746
3.948% 12/1/36 (h)		138,030	144,092
4.195% 4/1/34 (h)		334,112	349,869
4.317% 2/1/36 (h)		7,488	7,841
4.5% 8/1/33		24,811	26,080
4.692% 4/1/35 (h)		77,982	82,575
4.76% 1/1/37 (h)		39,421	41,214
5.084% 1/1/36 (h)		7,595	7,873
5.138% 4/1/35 (h)		2,595	2,737
5.183% 10/1/35 (h)		4,893	5,181
5.256% 7/1/36 (h)		366,471	384,454
5.527% 1/1/36 (h)		20,308	21,129
5.54% 3/1/36 (h)		99,989	103,740
6.009% 6/1/37 (h)		3,807	4,007
6.105% 6/1/37 (h)		8,852	9,342
6.194% 7/1/36 (h)		12,421	13,065
6.29% 8/1/37 (h)		21,440	22,504
6.431% 2/1/37 (h)		7,642	8,026
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (o)	Value
Freddie Mac - continued
6.5% 12/1/14 to 3/1/22		$ 213,379	$ 231,776
7.22% 4/1/37 (h)		482	515
TOTAL FREDDIE MAC			2,398,337
Ginnie Mae - 0.7%
5.492% 4/20/60 (k)		734,424	830,703
5.5% 1/20/60 to 3/20/60 (k)		3,414,845	3,845,653
5.691% 10/20/59 (k)		1,096,286	1,225,200
TOTAL GINNIE MAE			5,901,556
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,715,802)			27,215,961
Asset-Backed Securities - 0.0%

Lambda Finance BV Series 2007-1X Class A2, 1.039% 9/20/31 (h) (Cost $36,952)	EUR	26,784	35,199
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.168% 2/17/52 (h)	EUR	50,000	65,301
Granite Mortgages PLC 1.0514% 3/20/44 (h)	GBP	30,383	44,747
TOTAL PRIVATE SPONSOR			110,048
U.S. Government Agency - 2.4%
Fannie Mae:
floater:
Series 2006-56 Class PF, 0.6063% 7/25/36 (h)		571,113	571,841
Series 2010-111 Class AF, 0.665% 10/25/40 (h)		990,000	990,662
Series 2006-127 Class FD, 0.5363% 7/25/36 (h)		520,021	517,926
Series 2006-44 Class FK, 0.6863% 6/25/36 (h)		196,845	197,005
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2005-38 Class F, 0.5563% 5/25/35 (h)		1,034,845	1,031,810
Series 2005-56 Class F, 0.5463% 7/25/35 (h)		766,495	763,515
Series 2006-50 Class BF, 0.6563% 6/25/36 (h)		588,815	588,540

		Principal Amount (o)	Value
Series 2006-79 Class PF, 0.6563% 8/25/36 (h)		$ 393,895	$ 393,832
Series 2010-86 Class FE, 0.7063% 8/25/25 (h)		358,813	360,525
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		6,000	6,475
Series 2003-113 Class PE, 4% 11/25/18		80,000	86,604
Series 2003-70 Class BJ, 5% 7/25/33		45,000	49,900
Series 2004-80 Class LD, 4% 1/25/19		100,000	105,223
Series 2004-81 Class KD, 4.5% 7/25/18		165,000	176,534
Series 2005-52 Class PB, 6.5% 12/25/34		85,351	92,371
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		23,436	25,692
Series 2004-95 Class AN, 5.5% 1/25/25		72,251	78,042
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	42,711
Series 2006-72 Class CY, 6% 8/25/26		145,000	165,778
Series 2003-79 Class FC, 0.7063% 8/25/33 (h)		420,195	421,219
Series 2008-76 Class EF, 0.7563% 9/25/23 (h)		229,882	230,452
Freddie Mac:
floater Series 237 Class F16, 0.7573% 5/15/36 (h)		410,590	410,872
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		13,420	14,791
Series 2115 Class PE, 6% 1/15/14		3,012	3,170
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.7573% 1/15/30 (h)		39,330	39,337
Series 2630 Class FL, 0.7573% 6/15/18 (h)		4,163	4,219
Series 3247 Class F, 0.6073% 8/15/36 (h)		585,506	583,670
Series 3255 Class FC, 0.5573% 12/15/36 (h)		653,491	650,470
Series 3279 Class FB, 0.5773% 2/15/37 (h)		183,499	183,054
Series 3325 Class NF, 0.5573% 8/15/35 (h)		658,681	656,557
Series 3346 Class FA, 0.4873% 2/15/19 (h)		1,144,562	1,144,687
Collateralized Mortgage Obligations - continued
		Principal Amount (o)	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		$ 25,317	$ 27,679
Series 2381 Class OG, 5.5% 11/15/16		17,826	19,433
Series 2425 Class JH, 6% 3/15/17		31,891	35,075
Series 2628 Class OE, 4.5% 6/15/18		95,000	104,154
Series 2695 Class DG, 4% 10/15/18		220,000	237,303
Series 2831 Class PB, 5% 7/15/19		200,000	221,282
Series 2866 Class XE, 4% 12/15/18		250,000	263,365
Series 2996 Class MK, 5.5% 6/15/35		26,880	29,811
Series 3122 Class FE, 0.5573% 3/15/36 (h)		530,993	531,252
Series 3147 Class PF, 0.5573% 4/15/36 (h)		445,512	445,396
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		36,211	39,874
Series 2570 Class CU, 4.5% 7/15/17		5,926	6,126
Series 2572 Class HK, 4% 2/15/17		6,277	6,383
Series 2668 Class AZ, 4% 9/15/18		264,503	286,414
Series 2860 Class CP, 4% 10/15/17		5,349	5,438
Series 2887 Class EB, 4.5% 11/15/19		420,000	463,252
Series 2987 Class HE, 4.5% 6/15/20		380,000	414,070
Series 3372 Class BD, 4.5% 10/15/22		790,000	876,531
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,096,250
Series 2863 Class DB, 4% 9/15/14		7,695	7,811
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5873% 7/20/60 (h)(k)		472,540	473,391
Series 2010-H19 Class FG, 0.6269% 8/20/60 (h)(k)		610,000	610,000
floater 0.5573% 1/20/31 (h)		249,093	249,294
Series 2003-42 Class FH, 0.7073% 5/20/33 (h)		111,945	112,883

		Principal Amount (o)	Value
Series 2004-59 Class FC, 0.5573% 8/16/34 (h)		$ 220,285	$ 221,047
0.5578% 9/1/60 (h)(k)		490,000	490,000
Government National Mortgage Association pass thru certificates floater Series 2010-85 Class AF, 0.6073% 12/20/39 (h)		854,454	855,745
TOTAL U.S. GOVERNMENT AGENCY			18,716,743
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,447,891)			18,826,791
Commercial Mortgage Securities - 0.0%

London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (h)	GBP	50,000	70,693
REC Plantation Place Ltd. Series 5 Class A, 0.9713% 7/25/16 (Reg. S) (h)	GBP	48,574	66,387
Skyline BV floater Series 2007-1 Class B, 1.126% 7/22/43 (h)	EUR	100,000	106,986
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $296,728)			244,066
Foreign Government and Government Agency Obligations - 23.2%

Arab Republic of Egypt:
5.75% 4/29/20 (e)		260,000	279,175
6.875% 4/30/40 (e)		355,000	399,375
9.8994% to 10.27% 2/1/11 to 5/31/11	EGP	6,550,000	1,097,892
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		809,441	669,812
par 2.5% 12/31/38 (d)		680,000	275,400
0.6586% 8/3/12 (h)		1,438,750	1,304,837
7% 3/28/11		7,650,000	7,700,787
7% 9/12/13		5,890,000	5,501,260
7% 10/3/15		300,000	263,942
7% 4/17/17		350,000	286,728
Bahamian Republic 6.95% 11/20/29 (e)		240,000	249,600
Barbados Government 7.25% 12/15/21 (e)		215,000	227,900
Belarus Republic 8.75% 8/3/15		240,000	248,520
Bermuda Government 5.603% 7/20/20 (e)		185,000	199,800
Brazilian Federative Republic:
5.625% 1/7/41		570,000	619,875
6% 9/15/13		100,003	104,754
8.75% 2/4/25		185,000	271,025
11% 8/17/40		550,000	761,750
Foreign Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
Brazilian Federative Republic: - continued
12.25% 3/6/30		$ 215,000	$ 408,500
12.5% 1/5/22	BRL	255,000	185,568
Buenos Aires Province 11.75% 10/5/15 (e)(g)		140,000	138,880
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		140,000	164,682
Canadian Government:
2.5% 6/1/15	CAD	4,570,000	4,559,072
3.5% 6/1/20	CAD	10,650,000	11,008,503
5% 6/1/37	CAD	2,000,000	2,506,343
Cayman Island Government 5.95% 11/24/19 (e)		120,000	128,100
Chilean Republic 3.875% 8/5/20		170,000	176,800
Colombian Republic:
6.125% 1/18/41		340,000	389,300
7.375% 9/18/37		505,000	665,338
10.375% 1/28/33		240,000	385,200
11.75% 2/25/20		245,000	386,488
Congo Republic 3% 6/30/29 (d)		983,250	570,285
Croatia Republic:
6.625% 7/14/20 (e)		275,000	297,688
6.75% 11/5/19 (e)		230,000	250,889
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (e)		215,000	234,888
8.25% 10/24/12 (e)		355,000	385,619
Dominican Republic:
1.5704% 8/30/24 (h)		325,000	293,313
7.5% 5/6/21 (e)		315,000	355,950
9.04% 1/23/18 (e)		309,312	366,535
Ecuador Republic 5% 2/28/25		76,000	53,200
El Salvador Republic:
7.375% 12/1/19 (e)		180,000	200,700
7.65% 6/15/35 (Reg. S)		240,000	261,000
7.75% 1/24/23 (Reg. S)		125,000	141,250
8.25% 4/10/32 (Reg. S)		90,000	102,150
French Republic:
OAT:
3.5% 4/25/20	EUR	2,400,000	3,501,735
4.5% 4/25/41	EUR	600,000	1,007,760
2% 7/12/15	EUR	1,425,000	1,964,197
4% 4/25/55	EUR	500,000	796,594
Gabonese Republic 8.2% 12/12/17 (e)		430,000	499,875
Georgia Republic 7.5% 4/15/13		690,000	707,250
German Federal Republic:
1.75% 10/9/15	EUR	9,645,000	13,315,157
3% 7/4/20	EUR	11,650,000	16,876,110
4.75% 7/4/40	EUR	1,905,000	3,554,815
Ghana Republic:
8.5% 10/4/17 (e)		335,000	383,575

		Principal Amount (o)	Value
14.25% 7/29/13	GH	280,000	$ 202,052
14.99% 3/11/13	GH	1,070,000	781,138
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		280,000	282,100
Hungarian Republic:
4.75% 2/3/15		135,000	137,025
6.25% 1/29/20		320,000	340,400
Indonesian Republic:
5.875% 3/13/20 (e)		530,000	609,500
6.625% 2/17/37 (e)		425,000	515,313
6.875% 1/17/18 (e)		300,000	362,250
7.75% 1/17/38 (e)		410,000	557,600
8.5% 10/12/35 (Reg. S)		400,000	582,000
11.625% 3/4/19 (e)		375,000	578,438
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		1,125,000	1,046,250
Italian Republic:
3.5% 6/1/14	EUR	1,050,000	1,476,736
3.75% 8/1/15	EUR	1,650,000	2,342,811
4% 9/1/20	EUR	1,950,000	2,684,764
4.25% 3/1/20	EUR	1,550,000	2,190,785
4.5% 3/1/26	EUR	1,600,000	2,201,946
5% 9/1/40	EUR	1,825,000	2,588,231
Japan Government:
0.4% 5/15/11	JPY	644,300,000	7,731,785
1.1% 6/20/20	JPY	455,000,000	5,556,178
1.9% 9/20/30	JPY	260,000,000	3,215,587
2.3% 3/20/40	JPY	170,000,000	2,265,587
Lebanese Republic 4% 12/31/17		566,250	553,509
Lithuanian Republic:
5.125% 9/14/17 (e)		140,000	138,250
6.75% 1/15/15 (e)		225,000	243,844
7.375% 2/11/20 (e)		225,000	251,438
Ontario Province 4.4% 6/2/19	CAD	800,000	835,212
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (e)		175,000	210,000
Peruvian Republic:
3% 3/7/27 (d)		135,000	117,450
7.35% 7/21/25		220,000	284,900
Philippine Republic:
4% 1/15/21		140,000	139,720
6.375% 10/23/34		135,000	156,938
6.5% 1/20/20		250,000	299,375
10.625% 3/16/25		155,000	249,550
Polish Government 3.875% 7/16/15		385,000	400,785
Provincia de Cordoba 12.375% 8/17/17 (e)		375,000	375,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		750,000	646,875
Foreign Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
Republic of Serbia 6.75% 11/1/24 (e)		$ 1,962,333	$ 1,927,993
Russian Federation:
3.625% 4/29/15 (e)		500,000	504,000
5% 4/29/20 (e)		900,000	937,125
7.5% 3/31/30 (Reg. S)		5,088,075	6,086,610
12.75% 6/24/28 (Reg. S)		710,000	1,292,200
Turkish Republic:
5.625% 3/30/21		365,000	397,303
6.75% 4/3/18		630,000	738,675
6.75% 5/30/40		355,000	406,120
6.875% 3/17/36		1,065,000	1,242,110
7% 9/26/16		590,000	696,200
7.25% 3/15/15		325,000	381,063
7.25% 3/5/38		650,000	788,125
7.375% 2/5/25		1,150,000	1,423,125
7.5% 7/14/17		575,000	697,935
11.875% 1/15/30		210,000	372,225
UK Treasury GILT:
2.75% 1/22/15	GBP	550,000	905,046
3.25% 12/7/11	GBP	1,750,000	2,835,761
4.25% 12/7/40	GBP	3,800,000	6,300,685
4.75% 3/7/20	GBP	4,200,000	7,572,513
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		1,690,000	1,698,450
Ukraine Government:
6.385% 6/26/12 (e)		180,000	181,800
6.75% 11/14/17 (e)		485,000	474,694
6.875% 9/23/15 (e)		140,000	140,525
7.75% 9/23/20 (e)		140,000	140,525
United Mexican States:
4.25% 7/14/17	EUR	50,000	69,233
5.125% 1/15/20		160,000	178,800
5.625% 1/15/17		270,000	309,150
6.05% 1/11/40		900,000	1,030,500
6.75% 9/27/34		230,000	285,775
7.5% 4/8/33		120,000	159,000
8.3% 8/15/31		115,000	163,588
Uruguay Republic:
6.875% 9/28/25		140,000	167,300
7.875% 1/15/33 pay-in-kind		225,000	294,188
8% 11/18/22		553,878	713,118
Venezuelan Republic:
1.5125% 4/20/11 (Reg. S) (h)		3,410,000	3,290,650
6% 12/9/20		395,000	229,100
7% 3/31/38		310,000	170,500
8.5% 10/8/14		445,000	369,350
9% 5/7/23 (Reg. S)		1,610,000	1,084,335
9.25% 9/15/27		1,190,000	853,825
9.375% 1/13/34		475,000	314,688
10.75% 9/19/13		1,025,000	963,500

		Principal Amount (o)	Value
12.75% 8/23/22		$ 205,000	$ 175,788
13.625% 8/15/18		1,266,000	1,177,380
Vietnamese Socialist Republic:
1.2997% 3/12/16 (h)		265,435	251,499
4% 3/12/28 (d)		1,000,000	865,000
6.75% 1/29/20 (e)		290,000	319,000
6.875% 1/15/16 (e)		230,000	254,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $171,128,098)			182,667,288
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (e)		345,000	379,500
European Investment Bank 11.25% 12/2/11 (e)	ZMK	800,000,000	170,518
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $519,242)			550,018
Common Stocks - 0.7%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Intermet Corp. (a)(l)	6,092	0
Remy International, Inc. (a)	2,065	22,715
Media - 0.2%
Charter Communications, Inc. Class A (a)	4,449	144,593
Haights Cross Communications, Inc. (a)	107	793
Haights Cross Communications, Inc. warrants 3/11/13 (a)	148	409
HMH Holdings, Inc. (a)(l)	179,089	1,029,762
HMH Holdings, Inc. warrants 3/9/17 (a)	40,350	20,175
RDA Holding Co. (a)	20,449	388,531
RDA Holding Co. warrants 2/19/14 (a)(l)	510	0
SuperMedia, Inc. (a)	455	4,809
		1,589,072
TOTAL CONSUMER DISCRETIONARY		1,611,787
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	575
Airlines - 0.1%
Delta Air Lines, Inc. (a)	41,915	487,891
Building Products - 0.1%
Nortek, Inc. (a)	16,991	663,499
Nortek, Inc. warrants 12/7/14 (a)	524	7,467
		670,966
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.0%
US Shipping Partners Corp. (a)	644	$ 0
US Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
TOTAL INDUSTRIALS		1,159,432
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)	27,300	0
MagnaChip Semiconductor LLC (a)	21,347	2,989
Spansion, Inc. Class A (a)	11,279	168,847
		171,836
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese Corp. Class A	378	12,134
Georgia Gulf Corp. (a)	39,526	645,855
LyondellBasell Industries NV:
Class A (a)	36,769	878,779
Class B (a)	33,690	803,507
		2,340,275
Containers & Packaging - 0.0%
Constar International, Inc. (a)	1,700	4,777
Metals & Mining - 0.0%
Aleris International, Inc. (l)	2,037	76,388
Rathgibson Acquisition Co. LLC Class A (a)(l)	14,800	84,656
		161,044
TOTAL MATERIALS		2,506,096
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	2,839
TOTAL COMMON STOCKS (Cost $7,257,880)		5,451,990
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 4.50%	600	51,075

	Shares	Value
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (e)	1,572	$ 1,426,590
TOTAL PREFERRED STOCKS (Cost $886,530)		1,477,665
Floating Rate Loans - 4.7%
	Principal Amount (o)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.2%
Visteon Corp. term loan 4.426% 6/13/13 (b)(h)	$ 1,290,000	1,393,200
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.7724% 7/24/14 (h)	399,343	376,381
Tranche DD, term loan 2.77% 7/24/14 (h)	41,133	38,768
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (h)	804,675	723,201
Visant Corp. Tranche B, term loan 7% 12/22/16 (h)	395,000	396,975
		1,535,325
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (b)(h)	18,723	14,042
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (h)	29,489	26,798
Tranche I, term loan 3.01% 11/23/16 (h)	5,959	5,415
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.6774% 6/14/13 (h)	3,008	2,748
term loan 2.875% 6/14/14 (h)	31,067	28,388
		77,391
Media - 0.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (h)	2,258,172	2,204,654
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7577% 6/12/14 (h)	1,765,390	1,624,159
Idearc, Inc. term loan 10.25% 12/31/15 (h)	89,089	69,490
Univision Communications, Inc. Tranche 1LN, term loan 2.5063% 9/29/14 (h)	2,415,419	2,128,588
		6,026,891
Floating Rate Loans - continued
	Principal Amount (o)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. term loan 2.535% 5/28/13 (h)	$ 421,709	$ 400,624
Michaels Stores, Inc.:
Tranche B1, term loan 2.6343% 10/31/13 (h)	575,391	555,972
Tranche B2, term loan 4.8843% 7/31/16 (h)	1,510,725	1,480,511
		2,437,107
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.5063% 4/4/14 (h)	100,000	93,500
TOTAL CONSUMER DISCRETIONARY		11,563,414
CONSUMER STAPLES - 0.1%
Personal Products - 0.0%
NBTY, Inc. Tranche B, term loan 6.25% 9/22/17 (h)	130,000	131,625
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (h)	235,000	234,706
6.5% 5/5/16 (h)	170,000	170,425
		405,131
TOTAL CONSUMER STAPLES		536,756
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (h)	27,750	26,085
FINANCIALS - 0.5%
Diversified Financial Services - 0.2%
Clear Channel Capital I LLC Tranche B, term loan 3.9063% 1/29/16 (h)	2,024,758	1,581,842
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (h)	60,523	53,866
Tranche 2LN, term loan 13.5% 10/15/17	950,000	1,016,500
Tranche B, term loan 3.2579% 10/10/13 (h)	444,016	395,174
Tranche DD, term loan 3.3092% 10/10/13 (h)	1,207,396	1,074,582
		2,540,122
TOTAL FINANCIALS		4,121,964

	Principal Amount (o)	Value
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5063% 4/10/14 (h)	$ 130,238	$ 120,796
Valeant Pharmaceuticals International:
term loan 0.75% 9/21/16 (h)	11,000	11,069
Tranche B, term loan 5.5% 9/21/16 (h)	44,000	44,275
		176,140
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 14.25% 2/21/14 (h)	14,470	9,984
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.01% 3/28/14 (h)	9,533	9,367
		19,351
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (h)	34,650	35,040
Tranche 2LN, term loan 3.5073% 4/30/14 (h)	642,028	606,716
Northwest Airlines Corp. Tranche A, term loan 2.29% 12/31/18 (h)	799,257	671,376
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (h)	783,167	738,135
US Airways Group, Inc. term loan 2.7563% 3/23/14 (h)	715,068	620,322
		2,671,589
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.425% 2/7/15 (h)	40,000	34,400
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (h)	464,000	473,280
Tranche 2LN, term loan 7% 3/17/16 (h)	341,000	346,968
		854,648
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.775% 12/3/14 (h)	929,534	871,438
Tomkins PLC Tranche B, term loan 6.75% 9/21/16 (h)	845,000	853,450
		1,724,888
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (h)	230,000	221,950
Floating Rate Loans - continued
	Principal Amount (o)	Value
INDUSTRIALS - continued
Road & Rail - 0.1%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (h)	$ 583,070	$ 569,951
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (b)(h)	50,000	7,500
Transportation Infrastructure - 0.0%
Trico Shipping AS term loan:
9/21/11 (h)	14,317	14,317
13.5% 9/21/11	30,683	30,683
		45,000
TOTAL INDUSTRIALS		6,114,877
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5073% 10/1/14 (h)	56,801	53,819
Tranche B A2, term loan 2.5063% 10/1/14 (h)	135,399	128,291
Tranche B A3, term loan 2.5094% 10/1/14 (h)	157,966	149,673
Tranche B-A, term loan 2.5093% 10/1/14 (h)	197,669	188,774
Tranche B-B, term loan 2.5094% 10/1/12 (h)	192,136	187,333
		707,890
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.5094% 12/1/16 (h)	1,461,451	1,342,708
Spansion, Inc. term loan 7.5% 2/9/15 (h)	920,375	926,127
		2,268,835
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.0394% 6/11/14 (h)	723,792	687,602
Tranche 2LN, term loan 6.2834% 6/11/15 (h)	125,000	117,500
Open Solutions, Inc. term loan 2.625% 1/23/14 (h)	19,304	16,070
		821,172
TOTAL INFORMATION TECHNOLOGY		3,797,897
MATERIALS - 0.3%
Chemicals - 0.2%
Chemtura Corp. term loan 6% 2/1/11 (h)	105,000	105,656

	Principal Amount (o)	Value
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (h)	$ 1,419,098	$ 1,348,143
Tronox Worldwide LLC:
Tranche B 1LN, term loan 11.25% 12/24/10 (h)	102,471	103,367
Tranche B 2LN, term loan 11.25% 12/24/10 (h)	27,529	27,770
		1,584,936
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.3761% 4/3/15 (h)	599,924	548,931
Metals & Mining - 0.0%
Aleris International, Inc. Tranche B 1LN, term loan 4.25% 12/19/13 (b)(h)	33,696	40
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 12/1/10 (h)	19,555	19,360
Tranche 1LN, term loan 7% 5/8/14 (b)(h)	94,500	2,363
Tranche DD, term loan 6.7163% 12/1/10 (h)(m)	6,780	6,713
		28,436
TOTAL MATERIALS		2,162,343
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.7231% 3/21/15 (h)	140,000	140,000
Tranche B 1LN, term loan 3.7231% 5/26/13 (h)	59,585	58,691
Tranche C 1LN, term loan 4.7231% 5/26/14 (h)	59,585	58,691
		257,382
Wireless Telecommunication Services - 0.3%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (h)	1,200,096	1,179,094
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (h)	1,080,000	1,008,450
		2,187,544
TOTAL TELECOMMUNICATION SERVICES		2,444,926
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7577% 10/10/14 (h)	2,630,662	2,042,052
Floating Rate Loans - continued
	Principal Amount (o)	Value
UTILITIES - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.: - continued
Tranche B2, term loan 3.9233% 10/10/14 (h)	$ 2,088,918	$ 1,621,522
Tranche B3, term loan 3.7577% 10/10/14 (h)	3,335,635	2,585,117
		6,248,691
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. Tranche B, term loan 9/20/17 (h)	170,000	169,575
TOTAL UTILITIES		6,418,266
TOTAL FLOATING RATE LOANS (Cost $34,037,829)		37,362,668
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 1.25% 12/14/19 (h) (Cost $342,573)	457,918	425,864
Fixed-Income Funds - 3.1%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $21,827,940)	253,994	24,573,920
Preferred Securities - 0.3%
	Principal Amount (o)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Net Servicos de Comunicacao SA 9.25% (e)	1,200,000	1,220,157
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	1,488,000	1,489,694
TOTAL PREFERRED SECURITIES (Cost $2,666,791)		2,709,851
Other - 0.0%
	Shares
Other - 0.0%
Delta Air Lines ALPA Claim (a)(h)	470,000	9,400
Idearc, Inc. Claim (a)	108,228	1
TOTAL OTHER (Cost $5,274)		9,401
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.25% (j) (Cost $46,179,395)	46,179,395	46,179,395
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $42,000)	42,000	42,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $755,125,692)	800,962,512
NET OTHER ASSETS (LIABILITIES) - (1.6%)	(12,992,987)
NET ASSETS - 100%	787,969,525
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 2,800,000	$ (6,442)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.27% with Credit Suisse First Boston	August 2040	744,000	6,701
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 250,000	$ (66,714)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	350,000	(99,248)
Receive semi-annually a fixed rate equal to 3.34291% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2040	744,000	0
		$ 4,888,000	$ (165,703)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
GH	-	Ghana Cedi
JPY	-	Japanese yen
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,452,713 or 15.2% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $14,112,666 or 1.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,190,805 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 2,734,420
Intermet Corp.	11/9/05	$ 115,372
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 78,544
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,583 and $3,547, respectively. The coupon rate will be determined at time of settlement.

(n) A portion of the security is subject to a forward commitment to sell.
(o) Principal amount is stated in United States dollars unless otherwise noted.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$42,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 7,896
Barclays Capital, Inc.	6,812
Credit Agricole Securities (USA) Inc.	11,595
Deutsche Bank Securities, Inc.	362
J.P. Morgan Securities, Inc.	9,248
Mizuho Securities USA, Inc.	4,348
Morgan Stanley & Co., Inc.	290
RBC Capital Markets Corp.	1,449
$ 42,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,126
Fidelity Floating Rate Central Fund	695,660
Total	$ 751,786
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 29,240,589	$ 3,646,513	$ 9,250,171	$ 24,573,920	0.9%
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,611,787	$ 172,117	$ -	$ 1,439,670
Energy	51,075	-	51,075	-
Financials	1,426,590	-	1,426,590	-
Industrials	1,159,432	1,151,390	-	8,042
Information Technology	171,836	168,847	-	2,989
Materials	2,506,096	2,345,052	76,388	84,656
Utilities	2,839	2,839	-	-
Corporate Bonds	279,922,997	-	279,641,695	281,302
U.S. Government and Government Agency Obligations	173,267,438	-	173,267,438	-
U.S. Government Agency - Mortgage Securities	27,215,961	-	27,215,961	-
Asset-Backed Securities	35,199	-	35,199	-
Collateralized Mortgage Obligations	18,826,791	-	18,826,791	-
Commercial Mortgage Securities	244,066	-	244,066	-
Foreign Government and Government Agency Obligations	182,667,288	-	182,391,884	275,404
Supranational Obligations	550,018	-	550,018	-
Floating Rate Loans	37,362,668	-	37,362,628	40
Sovereign Loan Participations	425,864	-	425,864	-
Fixed-Income Funds	24,573,920	24,573,920	-	-
Preferred Securities	2,709,851	-	2,709,851	-
Other	9,401	-	-	9,401
Money Market Funds	46,179,395	46,179,395	-	-
Cash Equivalents	42,000	-	42,000	-
Total Investments in Securities:	$ 800,962,512	$ 74,593,560	$ 724,267,448	$ 2,101,504
Derivative Instruments:
Assets
Swap Agreements	$ 6,701	$ -	$ 6,701	$ -
Liabilities
Swap Agreements	$ (172,404)	$ -	$ (172,404)	$ -
Total Derivative Instruments:	$ (165,703)	$ -	$ (165,703)	$ -
Other Financial Instruments:
Forward Commitments:	$ 7,223,351	$ -	$ 7,223,351	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 618,112
Total Realized Gain (Loss)	1,672
Total Unrealized Gain (Loss)	(8,178)
Cost of Purchases	1,917,954
Proceeds of Sales	(992,751)
Amortization/Accretion	11,979
Transfers in to Level 3	1,147,366
Transfers out of Level 3	(594,650)
Ending Balance	$ 2,101,504
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ (8,178)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $748,564,890. Net unrealized appreciation aggregated $52,397,622, of which $63,763,435 related to appreciated investment securities and $11,365,813 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010